UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
  (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  May 1, 2016 through October 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
October 31, 2016

Pacer Trendpilot™ 750 ETF Ticker: PTLC
Pacer Trendpilot™ 450 ETF Ticker: PTMC
Pacer Trendpilot™ 100 ETF Ticker: PTNQ
Pacer Trendpilot™ European Index ETF Ticker: PTEU
Pacer Autopilot Hedged European Index ETF Ticker: PAEU
Pacer Global High Dividend ETF Ticker: PGHD

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2016

Pacer Trendpilot™ 750 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	22.4%
Financial	18.4%
Communications	13.8%
Technology	12.9%
Industrial	9.7%
Consumer, Cyclical	9.6%
Energy	6.9%
Utilities	3.4%
Basic Materials	2.3%
Exchange Traded Funds	0.4%
Diversified	0.1%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Large-Cap Trendpilot™ Index.

Pacer Trendpilot™ 450 ETF

Percentage of
Sector(a)	Net Assets
Financial	28.7%
Consumer, Non-Cyclical	15.8%
Industrial	14.6%
Consumer, Cyclical	11.1%
Technology	9.6%
Utilities	5.3%
Energy	5.0%
Basic Materials	4.2%
Communications	3.8%
Exchange Traded Funds	1.0%
Diversified	0.5%
Short-Term Investments	0.4%
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Mid-Cap Trendpilot™ Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2016

Pacer Trendpilot™ 100 ETF

Percentage of
Sector(a)	Net Assets
Communications	37.3%
Technology	36.8%
Consumer, Non-Cyclical	16.6%
Consumer, Cyclical	8.4%
Industrial	0.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	-0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer NASDAQ-100 Trendpilot™ Index.

Pacer Trendpilot™ European Index ETF

Percentage of
Country(a)	Net Assets
France	30.7%
Germany	29.5%
Spain	10.4%
Netherlands	7.2%
Italy	6.1%
Belgium	4.3%
Finland	3.4%
United States	2.5%
United Kingdom	2.5%
Luxembourg	0.9%
Austria	0.6%
Ireland	0.6%
Portugal	0.5%
Greece	0.4%
Switzerland	0.2%
Short-Term Investments	0.2%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2016

Pacer Autopilot Hedged European Index ETF

Percentage of
Country(a)	Net Assets
France	30.7%
Germany	29.7%
Spain	10.5%
Netherlands	7.4%
Italy	5.9%
Belgium	4.3%
Finland	3.3%
United Kingdom	2.6%
Luxembourg	0.8%
Austria	0.6%
Ireland	0.6%
Portugal	0.5%
Greece	0.2%
Switzerland	0.2%
Short-Term Investments	0.1%
Other assets in excess of liabilities	2.6%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Global High Dividend ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	28.0%
Communications	19.2%
Industrial	12.5%
Technology	9.5%
Consumer, Cyclical	9.0%
Basic Materials	7.5%
Utilities	7.4%
Financial	4.0%
Energy	1.6%
Exchange Traded Funds	0.7%
Short-Term Investments	0.4%
Diversified	0.3%
Liabilities in excess of other assets	-0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows High Dividends 100 Index.

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Large-Cap Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap Index™, (ii) 50% to the Wilshire US Large-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Large-Cap Total Return Index™ is a total return version of the Wilshire US Large-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire US Large-Cap Index™.

The Wilshire US Large-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2016)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 750 ETF – NAV	-2.74%	-6.27%
Pacer Trendpilot™ 750 ETF – Market	-2.98%	-6.28%
Pacer Wilshire US Large-Cap Trendpilot™ Index(3)	-2.14%	-5.69%
Wilshire US Large-Cap Index™(3)	4.59%	2.68%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Mid-Cap Trendpilot Index™ uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap Index™, (ii) 50% to the Wilshire US Mid-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Mid-Cap Total Return Index™ is a total return version of the Wilshire Mid-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap Index™.

The Wilshire US Mid-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2016)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 450 ETF – NAV	6.34%	-0.90%
Pacer Trendpilot™ 450 ETF – Market	6.51%	-0.81%
Pacer Wilshire US Mid-Cap Trendpilot™ Index(3)	7.16%	-0.18%
Wilshire US Mid-Cap Index™(3)	4.65%	-1.24%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer NASDAQ-100 Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Total Return Index and its 200-business day historical simple moving average. The NASDAQ-100 Total Return Index is a total return version of the NASDAQ-100 Index and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100 Index.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ 100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the period ended October 31, 2016)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 100 ETF – NAV	-6.22%	-6.75%
Pacer Trendpilot™ 100 ETF – Market	-6.16%	-6.59%
Pacer NASDAQ-100 Trendpilot™ Index(3)	-5.58%	-6.08%
NASDAQ-100 Index(3)	4.62%	6.23%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot™ European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2016)

Since
Inception(2)
Pacer Trendpilot™ European Index ETF – NAV	-6.52%
Pacer Trendpilot™ European Index ETF – Market	-5.80%
Pacer Trendpilot™ European Index(3)	-5.73%
FTSE Eurozone Total Return Index (USD)(3)	2.37%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Autopilot Hedged European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Autopilot Hedged European Index uses an objective, rules-based methodology (i) to invest in the component stocks of the FTSE Eurozone Index and (ii) to apply a proprietary currency hedging strategy pursuant to which the Index will be short the euro and long the U.S. dollar during periods when the euro is trending weaker against the U.S. dollar. The component stocks of the FTSE Eurozone Index form the equity component of the Pacer Autopilot Hedged European Index. The Index’s proprietary currency hedging strategy is overlayed on top of the equity component.

The FTSE Eurozone Index is a rules-based, float adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Pacer Autopilot Hedged European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2016)

Since
Inception(2)
Pacer Autopilot Hedged European Index ETF – NAV	5.23%
Pacer Autopilot Hedged European Index ETF – Market	3.14%
Pacer Autopilot Hedged European Index(3)	6.94%
FTSE Eurozone Index (Hedged to USD)(3)	4.55%
FTSE Eurozone Index (USD) (Unhedged)(3)	2.37%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global High Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividends 100 Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the index. The companies included in the index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve month period.

The FTSE All World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Pacer Global High Dividend ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended October 31, 2016)

Since
Inception(2)
Pacer Global High Dividend ETF – NAV	7.92%
Pacer Global High Dividend ETF – Market	8.26%
Pacer Global Cash Cows High Dividends 100 Index(3)	8.60%
FTSE All World Developed Large-Cap Index(3)	10.67%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2016 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2016 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	05/01/16	10/31/16	Period(a)

Pacer Trendpilot™ 750 ETF
Actual	0.60%	$1,000.00	$1,039.80	$3.08
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot™ 450 ETF
Actual	0.60%	$1,000.00	$1,037.50	$3.08
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot™ 100 ETF
Actual	0.65%	$1,000.00	$1,055.80	$3.37
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Trendpilot™
European Index ETF
Actual	0.65%	$1,000.00	$ 936.00	$3.17
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Autopilot Hedged
European Index ETF
Actual	0.65%	$1,000.00	$1,011.50	$3.30
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Global High Dividend ETF
Actual	0.60%	$1,000.00	$ 993.40	$3.01
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days (365) in the most recent twelve month period.

(b)	Assumes 5% return before expenses.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 95.5%

Advertising – 0.1%
Interpublic Group of Cos., Inc.	7,564	$169,358
Omnicom Group, Inc.	4,888	390,160
		559,518

Aerospace/Defense – 2.2%
B/E Aerospace, Inc.	1,899	113,029
Boeing Co.	11,860	1,689,220
General Dynamics Corp.	4,858	732,295
Harris Corp.	2,483	221,508
L-3 Communications Holdings, Inc.	1,530	209,518
Lockheed Martin Corp.	5,725	1,410,526
Northrop Grumman Corp.	3,669	840,201
Orbital ATK, Inc.	973	72,352
Raytheon Co.	6,039	824,988
Rockwell Collins, Inc.	2,392	201,693
Spirit AeroSystems Holdings, Inc. – Class A (a)	2,490	125,396
TransDigm Group, Inc.	996	271,370
United Technologies Corp.	17,390	1,777,258
		8,489,354

Agriculture – 1.8%
Altria Group, Inc.	40,603	2,684,670
Archer-Daniels-Midland Co.	10,793	470,251
Bunge Ltd.	2,785	172,698
Philip Morris International, Inc.	28,465	2,745,165
Reynolds American, Inc.	18,102	997,058
		7,069,842

Airlines – 0.5%
Alaska Air Group, Inc.	2,161	156,067
American Airlines Group, Inc.	10,191	413,755
Delta Air Lines, Inc.	15,856	662,305
JetBlue Airways Corp. (a)	3,592	62,788
Southwest Airlines Co.	10,330	413,717
United Continental Holdings, Inc. (a)	6,330	355,936
		2,064,568

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF
SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Apparel – 0.6%
Carter’s, Inc.	954	$82,368
Hanesbrands, Inc.	7,513	193,084
NIKE, Inc. – Class B	25,424	1,275,776
Ralph Lauren Corp.	1,015	99,572
Skechers U.S.A, Inc. – Class A (a)	2,105	44,268
Under Armour, Inc. – Class A (a)	6,756	210,112
VF Corp.	7,113	385,596
		2,290,776

Auto Manufacturers – 0.7%
Ford Motor Co.	78,198	918,045
General Motors Co.	29,176	921,962
PACCAR, Inc.	6,283	345,062
Tesla Motors, Inc. (a)	1,876	370,941
		2,556,010

Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	519	15,201
Autoliv, Inc.	1,754	169,752
BorgWarner, Inc.	3,993	143,109
Goodyear Tire & Rubber Co.	5,291	153,598
Lear Corp.	1,501	184,293
WABCO Holdings, Inc. (a)	1,009	99,346
		765,299

Banks – 7.1%
Bank of America Corp.	212,489	3,506,068
Bank of New York Mellon Corp.	22,144	958,171
BB&T Corp.	16,970	665,224
Capital One Financial Corp.	10,526	779,345
Citigroup, Inc.	60,328	2,965,121
Citizens Financial Group, Inc.	4,165	109,706
Comerica, Inc.	2,948	153,561
Commerce Bancshares, Inc.	1,668	83,100
Cullen/Frost Bankers, Inc.	976	74,166
East West Bancorp, Inc.	2,551	100,790
Fifth Third Bancorp	14,909	324,420
First Republic Bank	285	21,213

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF
SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Banks – 7.1% (Continued)
Goldman Sachs Group, Inc.	7,887	$1,405,779
Huntington Bancshares, Inc.	19,668	208,481
JPMorgan Chase & Co.	75,061	5,198,725
KeyCorp.	22,044	311,261
M&T Bank Corp.	2,703	331,739
Morgan Stanley	32,543	1,092,468
Northern Trust Corp.	4,690	339,650
PacWest Bancorp	2,049	88,906
PNC Financial Services Group, Inc.	10,264	981,238
Regions Financial Corp.	22,710	243,224
Signature Bank (a)	967	116,582
State Street Corp.	7,675	538,862
SunTrust Banks, Inc.	9,095	411,367
SVB Financial Group (a)	917	112,122
US Bancorp	35,486	1,588,353
Wells Fargo & Co.	95,002	4,371,042
Zions Bancorp	3,714	119,628
		27,200,312

Beverages – 2.2%
Brown-Forman Corp. – Class B	4,724	218,107
Coca-Cola Co.	80,150	3,398,360
Constellation Brands, Inc. – Class A	3,407	569,378
Dr Pepper Snapple Group, Inc.	3,495	306,826
Molson Coors Brewing Co. – Class B	2,910	302,087
Monster Beverage Corp. (a)	2,611	376,872
PepsiCo, Inc.	29,648	3,178,265
		8,349,895

Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc. (a)	3,624	472,932
Alnylam Pharmaceuticals, Inc. (a)	1,253	44,607
Amgen, Inc.	13,733	1,938,550
Biogen, Inc. (a)	3,925	1,099,706
BioMarin Pharmaceutical, Inc. (a)	2,718	218,853
Celgene Corp. (a)	16,109	1,646,018
Gilead Sciences, Inc.	25,966	1,911,877

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Biotechnology – 2.3% (Continued)
Illumina, Inc. (a)	2,170	$295,424
Incyte Corp. (a)	3,610	313,962
Ionis Pharmaceuticals, Inc. (a)	1,743	45,283
Regeneron Pharmaceuticals, Inc. (a)	1,425	491,654
Seattle Genetics, Inc. (a)	2,023	104,589
United Therapeutics Corp. (a)	721	86,570
Vertex Pharmaceuticals, Inc. (a)	4,268	323,770
		8,993,795

Building Materials – 0.3%
Fortune Brands Home & Security, Inc.	2,927	159,902
Lennox International, Inc.	706	102,998
Martin Marietta Materials, Inc.	1,191	220,788
Masco Corp.	6,185	190,993
Owens Corning	2,122	103,511
Vulcan Materials Co.	2,388	270,322
		1,048,514

Chemicals – 1.8%
AdvanSix, Inc. (a)	634	10,114
Air Products & Chemicals, Inc.	4,111	548,490
Albemarle Corp.	1,890	157,910
Ashland Global Holdings, Inc.	1,170	130,724
Axalta Coating Systems Ltd. (a)	1,510	37,931
Celanese Corp. – Class A	2,676	195,134
CF Industries Holdings, Inc.	4,180	100,362
Dow Chemical Co.	23,416	1,260,015
Eastman Chemical Co.	2,796	201,060
EI du Pont de Nemours & Co.	15,854	1,090,597
FMC Corp.	2,169	101,704
International Flavors & Fragrances, Inc.	1,430	187,015
Monsanto Co.	8,998	906,729
Mosaic Co.	6,583	154,898
NewMarket Corp.	122	48,911
PPG Industries, Inc.	5,062	471,424
Praxair, Inc.	5,178	606,137
RPM International, Inc.	2,499	118,802

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Chemicals – 1.8% (Continued)
Sherwin-Williams Co.	1,557	$381,247
Valspar Corp.	1,317	131,173
Versum Materials, Inc. (a)	2,055	46,649
Westlake Chemical Corp.	827	42,830
WR Grace & Co.	1,341	89,793
		7,019,649

Commercial Services – 1.6%
AMERCO	192	61,899
Aramark	1,274	47,431
Automatic Data Processing, Inc.	9,269	806,959
Cintas Corp.	1,755	187,206
CoStar Group, Inc. (a)	662	123,873
Ecolab, Inc.	5,387	615,034
Equifax, Inc.	2,237	277,321
FleetCor Technologies, Inc. (a)	1,069	187,396
Gartner, Inc. (a)	1,533	131,899
Global Payments, Inc.	2,660	192,903
H&R Block, Inc.	4,024	92,431
Herc Holdings, Inc. (a)	199	5,988
Hertz Global Holdings, Inc. (a)	612	20,288
KAR Auction Services, Inc.	751	31,978
Live Nation Entertainment, Inc. (a)	1,820	50,359
ManpowerGroup, Inc.	1,329	102,067
MarketAxess Holdings, Inc.	698	105,231
Moody’s Corp.	3,399	341,668
PayPal Holdings, Inc. (a)	23,478	978,093
Quanta Services, Inc. (a)	2,642	75,958
Robert Half International, Inc.	2,613	97,778
Rollins, Inc.	2,247	69,253
S&P Global, Inc.	5,034	613,393
Sabre Corp.	4,304	111,172
Service Corp. International	3,135	80,256
ServiceMaster Global Holdings, Inc. (a)	416	14,889
Total System Services, Inc.	3,498	174,480
TransUnion (a)	1,617	50,515
United Rentals, Inc. (a)	1,606	121,510

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF
SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Commercial Services – 1.6% (Continued)
Vantiv, Inc. – Class A (a)	1,465	$85,497
Verisk Analytics, Inc. (a)	3,167	258,269
Western Union Co.	7,302	146,551
		6,259,545

Computers – 4.8%
Apple, Inc.	112,200	12,739,188
Cognizant Technology Solutions Corp. – Class A (a)	12,453	639,462
Computer Sciences Corp.	2,577	140,318
CSRA, Inc.	2,862	71,808
Dell Technologies, Inc. – VMware, Inc. – Class V (a)	0	10
Fortinet, Inc. (a)	2,703	86,658
Genpact Ltd. (a)	3,127	71,890
Hewlett Packard Enterprise Co.	34,532	775,934
HP, Inc.	35,161	509,483
International Business Machines Corp.	18,209	2,798,541
Leidos Holdings, Inc.	2,780	115,565
NCR Corp. (a)	2,330	81,666
NetApp, Inc.	4,425	150,184
Teradata Corp. (a)	2,558	68,964
Western Digital Corp.	5,292	309,264
		18,558,935

Cosmetics/Personal Care – 1.7%
Colgate-Palmolive Co.	17,184	1,226,250
Coty, Inc. – Class A	9,844	226,314
Edgewell Personal Care Co. (a)	1,117	84,222
Estee Lauder Cos., Inc.	3,956	344,686
Procter & Gamble Co.	55,472	4,814,970
		6,696,442

Distribution/Wholesale – 0.2%
Fastenal Co.	5,749	224,096
HD Supply Holdings, Inc. (a)	1,228	40,524
Ingram Micro, Inc.	2,794	103,937
LKQ Corp. (a)	5,236	169,018
Watsco, Inc.	482	66,174
WW Grainger, Inc.	1,134	236,008
		839,757

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Diversified Financial Services – 3.3%
Affiliated Managers Group, Inc. (a)	1,069	$141,814
Alliance Data Systems Corp. (a)	1,174	240,048
Ally Financial, Inc.	10,462	189,048
American Express Co.	15,929	1,058,004
Ameriprise Financial, Inc.	3,192	282,141
BlackRock, Inc.	2,607	889,613
CBOE Holdings, Inc.	195	12,326
Charles Schwab Corp.	23,992	760,546
CIT Group, Inc.	3,749	136,201
CME Group, Inc.	5,851	585,685
Discover Financial Services	8,473	477,284
E*TRADE Financial Corp. (a)	5,181	145,897
Eaton Vance Corp.	2,104	73,766
FNF Group	5,632	202,245
Franklin Resources, Inc.	8,058	271,232
Intercontinental Exchange, Inc.	2,475	669,215
Invesco Ltd.	8,486	238,372
Legg Mason, Inc.	1,866	53,592
MasterCard, Inc. – Class A	19,697	2,107,973
NASDAQ, Inc.	2,302	147,259
Navient Corp.	5,136	65,638
OneMain Holdings, Inc. (a)	972	27,547
Raymond James Financial, Inc.	2,445	146,993
Santander Consumer USA Holdings, Inc. (a)	392	4,782
SEI Investments Co.	2,409	106,791
Synchrony Financial	16,406	469,048
T Rowe Price Group, Inc.	5,047	323,058
TD Ameritrade Holding Corp.	5,903	201,942
Visa, Inc. – Class A	32,255	2,661,360
		12,689,420

Electric – 3.0%
AES Corp.	13,113	154,340
Alliant Energy Corp.	4,173	158,783
Ameren Corp.	4,829	241,209
American Electric Power Co., Inc.	10,099	654,819
Avangrid, Inc.	1,216	47,923

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Electric – 3.0% (Continued)
Calpine Corp. (a)	6,438	$76,612
CMS Energy Corp.	4,531	190,982
Consolidated Edison, Inc.	5,832	440,608
Dominion Resources, Inc.	12,217	918,718
DTE Energy Co.	3,335	320,193
Duke Energy Corp.	14,160	1,133,083
Edison International	6,269	460,646
Entergy Corp.	3,364	247,859
Eversource Energy	5,965	328,433
Exelon Corp.	16,728	569,923
FirstEnergy Corp.	8,177	280,389
Fortis, Inc.	2,339	76,827
Great Plains Energy, Inc.	3,984	113,305
MDU Resources Group, Inc.	3,417	89,560
NextEra Energy, Inc.	9,518	1,218,304
NRG Energy, Inc.	5,638	59,932
OGE Energy Corp.	3,668	113,855
PG&E Corp.	10,474	650,645
Pinnacle West Capital Corp.	2,042	155,457
PPL Corp.	13,192	453,013
Public Service Enterprise Group, Inc.	9,735	409,649
SCANA Corp.	2,375	174,230
Southern Co.	20,338	1,048,831
WEC Energy Group, Inc.	5,872	350,676
Westar Energy, Inc.	2,664	152,700
Xcel Energy, Inc.	9,207	382,551
		11,674,055

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	823	183,998
AMETEK, Inc.	4,083	180,060
Emerson Electric Co.	13,228	670,395
Hubbell, Inc.	895	93,546
		1,127,999

Electronics – 1.1%
Agilent Technologies, Inc.	6,263	272,879

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Electronics – 1.1% (Continued)
Amphenol Corp. – Class A	4,781	$315,211
Arrow Electronics, Inc. (a)	1,562	95,470
Avnet, Inc.	2,389	100,219
Corning, Inc.	21,548	489,355
FLIR Systems, Inc.	2,557	84,176
Fortive Corp.	6,724	343,260
Gentex Corp.	5,495	92,921
Honeywell International, Inc.	15,843	1,737,660
Jabil Circuit, Inc.	3,178	67,819
Keysight Technologies, Inc. (a)	3,238	106,206
Mettler-Toledo International, Inc. (a)	445	179,816
PerkinElmer, Inc.	1,979	100,711
Trimble, Inc. (a)	3,913	108,155
Waters Corp. (a)	1,610	224,015
		4,317,873

Energy-Alternate Sources – 0.0% (b)
First Solar, Inc. (a)	1,519	61,504

Engineering & Construction – 0.1%
Fluor Corp.	2,771	144,064
Jacobs Engineering Group, Inc. (a)	2,111	108,885
SBA Communications Corp. – Class A (a)	2,548	288,638
		541,587

Entertainment – 0.0% (b)
Six Flags Entertainment Corp.	1,428	79,468
Vail Resorts, Inc.	229	36,512
		115,980

Environmental Control – 0.2%
Republic Services, Inc.	5,114	269,150
Stericycle, Inc. (a)	1,690	135,352
Waste Management, Inc.	8,116	532,897
		937,399

Food – 2.0%
Blue Buffalo Pet Products, Inc. (a)	1,420	35,670
Campbell Soup Co.	4,117	223,718

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Food – 2.0% (Continued)
ConAgra Foods, Inc.	8,683	$418,347
General Mills, Inc.	11,438	708,927
Hain Celestial Group, Inc. (a)	1,968	71,576
Hershey Co.	3,127	320,393
Hormel Foods Corp.	5,446	209,671
Ingredion, Inc.	1,354	177,604
JM Smucker Co.	2,382	312,780
Kellogg Co.	5,187	389,699
Kroger Co.	17,097	529,665
McCormick & Co., Inc.	1,941	186,084
Mondelez International, Inc. – Class A	32,327	1,452,775
Pilgrim’s Pride Corp.	1,281	27,977
Pinnacle Foods, Inc.	664	34,143
Post Holdings, Inc. (a)	1,097	83,624
Sysco Corp.	11,583	557,374
The Kraft Heinz Co.	12,646	1,124,862
TreeHouse Foods, Inc. (a)	962	84,156
Tyson Foods, Inc. – Class A	4,781	338,734
WhiteWave Foods Co. (a)	2,204	120,096
Whole Foods Market, Inc.	6,041	170,900
		7,578,775

Food Service – 0.0% (b)
US Foods Holding Corp. (a)	1,169	26,419

Forest Products & Paper – 0.1%
International Paper Co.	7,917	356,503

Hand/Machine Tools – 0.2%
Lincoln Electric Holdings, Inc.	1,084	71,359
Snap-On, Inc.	1,158	178,448
Stanley Black & Decker, Inc.	2,895	329,567
		579,374

Healthcare-Products – 2.5%
Abbott Laboratories	30,283	1,188,305
ABIOMED, Inc. (a)	722	75,803
Alere, Inc. (a)	1,646	73,543
Align Technology, Inc. (a)	1,385	118,999
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Healthcare-Products – 2.5% (Continued)
Baxter International, Inc.	11,347	$540,004
Becton Dickinson and Co.	4,315	724,532
Boston Scientific Corp. (a)	22,563	496,386
CR Bard, Inc.	1,363	295,335
Danaher Corp.	11,907	935,295
DENTSPLY SIRONA, Inc.	4,660	268,276
Edwards Lifesciences Corp. (a)	3,935	374,691
Henry Schein, Inc. (a)	1,364	203,509
Hologic, Inc. (a)	4,999	180,014
IDEXX Laboratories, Inc. (a)	1,683	180,316
Intuitive Surgical, Inc. (a)	748	502,716
Patterson Cos., Inc.	1,431	61,118
ResMed, Inc.	2,636	157,554
St. Jude Medical, Inc.	5,923	461,046
Stryker Corp.	6,623	763,963
Teleflex, Inc.	830	118,798
The Cooper Cos., Inc.	821	144,529
Thermo Fisher Scientific, Inc.	8,210	1,207,116
Varian Medical Systems, Inc. (a)	1,770	160,592
West Pharmaceutical Services, Inc.	1,262	95,950
Zimmer Biomet Holdings, Inc.	4,139	436,250
		9,764,640

Healthcare-Services – 1.8%
Acadia Healthcare Co., Inc. (a)	1,605	57,716
Aetna, Inc.	7,211	774,101
Anthem, Inc.	5,405	658,653
Centene Corp. (a)	3,392	211,932
Cigna Corp.	5,272	626,472
DaVita, Inc. (a)	3,341	195,849
Envision Healthcare Holdings, Inc. (a)	1,186	23,459
HCA Holdings, Inc. (a)	850	65,050
Humana, Inc.	2,738	469,649
Laboratory Corp. of American Holdings (a)	1,925	241,280
MEDNAX, Inc. (a)	1,750	107,188
Quest Diagnostics, Inc.	2,444	199,039
Quintiles Transnational Holdings, Inc. (a)	2,727	195,635

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Healthcare-Services – 1.8% (Continued)
UnitedHealth Group, Inc.	18,529	$2,618,704
Universal Health Services, Inc. – Class B	1,655	199,775
WellCare Health Plans, Inc. (a)	830	94,213
		6,738,715

Holding Companies-Diversified – 0.0% (b)
Leucadia National Corp.	6,814	127,217

Home Builders – 0.2%
DR Horton, Inc.	5,920	170,673
Lennar Corp. – Class A	3,197	133,283
NVR, Inc. (a)	69	105,087
PulteGroup, Inc.	5,827	108,382
Toll Brothers, Inc. (a)	2,647	72,634
		590,059

Home Furnishings – 0.1%
Harman International Industries, Inc.	1,296	103,304
Leggett & Platt, Inc.	2,438	111,855
Whirlpool Corp.	1,513	226,678
		441,837

Household Products/Wares – 0.4%
Avery Dennison Corp.	1,736	121,155
Church & Dwight Co., Inc.	4,770	230,200
Clorox Co.	2,376	285,168
Kimberly-Clark Corp.	6,998	800,641
		1,437,164

Housewares – 0.2%
Newell Brands, Inc.	10,662	511,989
Scotts Miracle-Gro Co. – Class A	912	80,338
Toro Co.	2,070	99,112
		691,439

Insurance – 3.9%
Aflac, Inc.	7,785	536,153
Alleghany Corp. (a)	289	149,185
Allstate Corp.	7,695	522,490

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Insurance – 3.9% (Continued)
American Financial Group, Inc.	1,403	$104,524
American International Group, Inc.	20,593	1,270,588
AmTrust Financial Services, Inc.	2,011	53,070
Arch Capital Group Ltd. (a)	1,548	120,698
Arthur J Gallagher & Co.	3,095	149,272
Assurant, Inc.	1,111	89,458
Assured Guaranty Ltd.	2,703	80,793
Axis Capital Holdings Ltd.	1,423	81,068
Berkshire Hathaway, Inc. – Class B (a)	41,650	6,010,095
Brown & Brown, Inc.	2,234	82,345
Cincinnati Financial Corp.	2,844	201,298
CNA Financial Corp.	591	21,613
Erie Indemnity Co. – Class A	435	44,540
Everest Re Group Ltd.	564	114,785
Hartford Financial Services Group, Inc.	7,828	345,293
Lincoln National Corp.	4,756	233,472
Loews Corp.	6,597	283,869
Markel Corp. (a)	264	231,642
Marsh & McLennan Cos., Inc.	10,713	679,097
MetLife, Inc.	19,219	902,524
Old Republic International Corp.	4,585	77,303
Principal Financial Group, Inc.	5,387	294,130
Progressive Corp.	11,219	353,511
Prudential Financial, Inc.	9,085	770,317
Reinsurance Group of America, Inc.	1,135	122,421
RenaissanceRe Holdings Ltd.	726	90,235
Torchmark Corp.	2,269	143,877
Travelers Cos., Inc.	5,945	643,130
Unum Group	4,258	150,733
Voya Financial, Inc.	4,103	125,347
WR Berkley Corp.	1,634	93,301
		15,172,177

Internet – 7.1%
Alphabet, Inc. – Class C (a)	11,723	9,197,162
Amazon.com, Inc. (a)	8,174	6,455,989
CDW Corp.	504	22,635

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Internet – 7.1% (Continued)
eBay, Inc. (a)	21,856	$623,115
Expedia, Inc.	2,052	265,180
F5 Networks, Inc. (a)	1,333	184,234
Facebook, Inc. – Class A (a)	45,073	5,904,112
GoDaddy, Inc. – Class A (a)	316	11,310
IAC/InterActiveCorp.	1,403	90,409
Liberty Ventures – Class A (a)	2,482	99,032
LinkedIn Corp. – Class A (a)	2,248	426,221
Match Group, Inc. (a)	2,938	53,060
Netflix, Inc. (a)	7,773	970,614
Palo Alto Networks, Inc. (a)	175	26,920
Symantec Corp.	12,323	308,445
The Priceline Group, Inc. (a)	1,020	1,503,715
TripAdvisor, Inc. (a)	1,884	121,480
Twitter, Inc. (a)	1,995	35,810
VeriSign, Inc. (a)	1,609	135,188
Yahoo!, Inc. (a)	18,279	759,492
Zillow Group, Inc. – Class C (a)	1,913	63,818
		27,257,941

Iron/Steel – 0.1%
Nucor Corp.	5,840	285,284
Reliance Steel & Aluminum Co.	1,360	93,541
Steel Dynamics, Inc.	4,633	127,222
		506,047

Leisure Time – 0.3%
Carnival Corp.	8,968	440,329
Harley-Davidson, Inc.	3,603	205,443
Norwegian Cruise Line Holdings Ltd. (a)	595	23,128
Polaris Industries, Inc.	1,132	86,722
Royal Caribbean Cruises Ltd.	3,059	235,145
		990,767

Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	2,597	58,692
Hyatt Hotels Corp. – Class A (a)	735	37,331
Las Vegas Sands Corp.	8,688	502,861

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Lodging – 0.4% (Continued)
Marriott International, Inc. – Class A	6,539	$449,257
MGM Resorts International (a)	9,021	236,080
Wyndham Worldwide Corp.	1,933	127,269
Wynn Resorts Ltd.	1,804	170,568
		1,582,058

Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.	12,001	1,001,603

Machinery-Diversified – 0.6%
AGCO Corp.	1,316	67,221
Cummins, Inc.	3,209	410,174
Deere & Co.	5,291	467,195
Flowserve Corp.	2,593	109,814
Graco, Inc.	985	73,777
IDEX Corp.	1,344	116,175
Middleby Corp. (a)	1,175	131,729
Nordson Corp.	841	84,209
Rockwell Automation, Inc.	2,677	320,491
Roper Technologies, Inc.	1,842	319,237
Wabtec Corp.	1,694	130,963
Xylem, Inc.	3,602	174,085
		2,405,070

Media – 2.9%
AMC Networks, Inc. – Class A (a)	1,049	51,328
CBS Corp. – Class B	7,826	443,108
Charter Communications, Inc. – Class A (a)	4,673	1,167,736
Comcast Corp. – Class A	47,549	2,939,479
Discovery Communications, Inc. – Class A (a)	2,751	71,829
DISH Network Corp. – Class A (a)	4,167	244,020
FactSet Research Systems, Inc.	769	118,980
Liberty Broadband Corp. – Class A (a)	3,774	245,121
Liberty Media Corp.-Liberty Braves – Class A (a)	673	11,407
Liberty Media Corp.-Liberty SiriusXM – Class A (a)	6,811	226,602
News Corp. – Class A	6,849	83,010
Scripps Networks Interactive, Inc. – Class A	1,917	123,378
Sirius XM Holdings, Inc. (a)	39,020	162,713

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Media – 2.9% (Continued)
TEGNA, Inc.	4,329	$84,935
Thomson Reuters Corp.	6,581	259,357
Time Warner, Inc.	16,164	1,438,434
Twenty-First Century Fox, Inc. – Class A	19,463	511,293
Viacom, Inc. – Class B	6,240	234,374
Walt Disney Co.	30,553	2,831,958
		11,249,062

Mining – 0.2%
Alcoa, Inc.	8,722	250,496
Freeport-McMoRan, Inc. (a)	23,830	266,419
Newmont Mining Corp.	9,861	365,252
Southern Copper Corp.	1,860	52,805
		934,972

Miscellaneous Manufacturing – 2.7%
3M Co.	12,451	2,058,150
AO Smith Corp.	2,602	117,532
AptarGroup, Inc.	966	69,011
Carlisle Cos., Inc.	1,053	110,407
Colfax Corp. (a)	1,855	58,971
Donaldson Co., Inc.	2,238	81,732
Dover Corp.	3,088	206,556
Eaton Corp. PLC	9,414	600,331
General Electric Co.	188,202	5,476,678
Illinois Tool Works, Inc.	6,209	705,156
Parker-Hannifin Corp.	2,606	319,887
Pentair PLC	3,595	198,192
Textron, Inc.	5,408	216,753
		10,219,356

Office/Business Equipment – 0.1%
Pitney Bowes, Inc.	3,424	61,084
Xerox Corp.	17,499	170,965
		232,049

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Oil & Gas – 5.7%
Anadarko Petroleum Corp.	10,492	$623,645
Antero Resources Corp. (a)	2,377	62,919
Apache Corp.	7,283	433,193
Atmos Energy Corp.	1,899	141,267
Cabot Oil & Gas Corp.	8,337	174,077
CenterPoint Energy, Inc.	7,255	165,414
Chevron Corp.	38,739	4,057,910
Cimarex Energy Co.	1,742	224,945
Concho Resources, Inc. (a)	2,304	292,470
ConocoPhillips	23,835	1,035,631
Continental Resources, Inc. (a)	1,965	96,108
Devon Energy Corp.	10,651	403,566
Diamondback Energy, Inc. (a)	1,329	121,324
Energen Corp.	1,632	81,812
EOG Resources, Inc.	10,232	925,177
EQT Corp.	3,174	209,484
Exxon Mobil Corp.	85,254	7,103,363
Helmerich & Payne, Inc.	1,465	92,456
Hess Corp.	5,818	279,090
HollyFrontier Corp.	2,894	72,205
Marathon Oil Corp.	15,754	207,638
Marathon Petroleum Corp.	10,775	469,682
Murphy Oil Corp.	2,560	66,227
National Fuel Gas Co.	1,615	84,594
Newfield Exploration Co. (a)	3,641	147,788
NiSource, Inc.	6,398	148,817
Noble Energy, Inc.	6,838	235,706
Occidental Petroleum Corp.	15,699	1,144,614
Parsley Energy, Inc. – Class A (a)	2,343	77,085
Phillips 66	9,195	746,174
Pioneer Natural Resources Co.	3,523	630,688
Range Resources Corp.	3,339	112,825
Sempra Energy	4,856	520,078
Southwestern Energy Co. (a)	7,638	79,359
Tesoro Corp.	2,361	200,614
UGI Corp.	3,173	146,878

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Oil & Gas – 5.7% (Continued)
Valero Energy Corp.	9,554	$565,979
		22,180,802

Oil & Gas Services – 1.0%
Baker Hughes, Inc.	8,229	455,886
FMC Technologies, Inc. (a)	4,508	145,473
Halliburton Co.	16,351	752,146
National Oilwell Varco, Inc.	7,179	230,446
Schlumberger Ltd.	26,747	2,092,418
Targa Resources Corp.	3,091	135,695
		3,812,064

Packaging & Containers – 0.3%
Ball Corp.	3,351	258,262
Bemis Co., Inc.	1,740	84,773
Berry Plastics Group, Inc. (a)	699	30,581
Crown Holdings, Inc. (a)	2,653	143,925
Packaging Corp. of America	1,687	139,177
Sealed Air Corp.	3,885	177,273
Sonoco Products Co.	1,829	91,980
WestRock Co.	3,816	176,261
		1,102,232

Pharmaceuticals – 6.1%
AbbVie, Inc.	30,241	1,686,843
Alkermes PLC (a)	2,578	129,957
Allergan PLC (a)	8,227	1,718,949
AmerisourceBergen Corp.	3,522	247,667
Bristol-Myers Squibb Co.	34,317	1,747,078
Cardinal Health, Inc.	6,621	454,797
DexCom, Inc. (a)	1,497	117,125
Eli Lilly & Co.	19,072	1,408,276
Endo International PLC (a)	3,204	60,075
Express Scripts Holding Co. (a)	12,145	818,573
Herbalife Ltd. (a)	1,423	86,348
Johnson & Johnson	56,248	6,524,206
McKesson Corp.	4,625	588,161

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Pharmaceuticals – 6.1% (Continued)
Mead Johnson Nutrition Co.	3,061	$228,871
Merck & Co., Inc.	57,464	3,374,286
OPKO Health, Inc. (a)	7,785	73,335
Pfizer, Inc.	126,047	3,996,950
Premier, Inc. – Class A (a)	865	27,542
VCA, Inc. (a)	1,500	92,190
Zoetis, Inc.	2,062	98,564
		23,479,793

Pipelines – 0.5%
Cheniere Energy, Inc. (a)	4,841	182,506
Kinder Morgan, Inc.	25,379	518,493
ONEOK, Inc.	3,814	184,712
Spectra Energy Corp.	14,372	600,893
Williams Cos., Inc.	14,438	421,590
		1,908,194

Real Estate – 0.1%
CBRE Group, Inc. – Class A (a)	6,818	175,632
Howard Hughes Corp. (a)	819	89,951
Jones Lang LaSalle, Inc.	711	68,860
		334,443

Retail – 6.1%
Advance Auto Parts, Inc.	1,481	207,458
AutoNation, Inc. (a)	1,330	58,347
AutoZone, Inc. (a)	498	369,596
Bed Bath & Beyond, Inc.	2,836	114,631
Best Buy Co., Inc.	4,039	157,157
Burlington Stores, Inc. (a)	725	54,332
CarMax, Inc. (a)	3,433	171,444
Casey’s General Stores, Inc.	736	83,161
Chipotle Mexican Grill, Inc. (a)	460	165,950
Coach, Inc.	5,533	198,579
Copart, Inc. (a)	1,889	99,116
Costco Wholesale Corp.	9,025	1,334,527
CVS Health Corp.	21,841	1,836,828
Darden Restaurants, Inc.	2,355	152,580

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Retail – 6.1% (Continued)
Dick’s Sporting Goods, Inc.	1,297	$72,178
Dollar General Corp.	1,118	77,243
Dollar Tree, Inc. (a)	4,739	358,031
Domino’s Pizza, Inc.	592	100,190
Foot Locker, Inc.	2,558	170,798
Gap, Inc.	4,757	131,246
Genuine Parts Co.	2,781	251,931
Home Depot, Inc.	23,812	2,905,302
Kohl’s Corp.	3,415	149,406
L Brands, Inc.	4,464	322,256
Liberty Interactive Corp. QVC Group – Class A (a)	6,813	125,972
Lowe’s Cos., Inc.	18,021	1,201,100
Macy’s, Inc.	6,338	231,274
McDonald’s Corp.	17,545	1,975,041
Michaels Cos., Inc. (a)	635	14,764
MSC Industrial Direct Co., Inc.	844	61,443
Nordstrom, Inc.	2,616	136,032
O’Reilly Automotive, Inc. (a)	1,876	496,089
Panera Bread Co. – Class A (a)	387	73,824
PVH Corp.	1,608	172,024
Rite Aid Corp. (a)	21,330	143,124
Ross Stores, Inc.	7,205	450,601
Sally Beauty Holdings, Inc. (a)	1,279	33,177
Signet Jewelers Ltd.	1,551	126,034
Staples, Inc.	12,864	95,194
Starbucks Corp.	28,530	1,514,087
Target Corp.	11,819	812,320
Tiffany & Co.	2,039	149,703
TJX Cos., Inc.	12,577	927,554
Tractor Supply Co.	2,655	166,283
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,175	285,925
Urban Outfitters, Inc. (a)	1,845	61,715
Walgreens Boots Alliance, Inc.	19,380	1,603,307
Wal-Mart Stores, Inc.	32,712	2,290,494
Williams-Sonoma, Inc.	1,250	57,775
Yum! Brands, Inc.	8,017	691,707
		23,438,850

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Savings & Loans – 0.1%
New York Community Bancorp, Inc.	9,159	$131,523
People’s United Financial, Inc.	5,778	93,835
TFS Financial Corp.	1,317	23,469
		248,827

Semiconductors – 2.8%
Advanced Micro Devices, Inc. (a)	13,850	100,136
Analog Devices, Inc.	5,712	366,139
Applied Materials, Inc.	22,388	651,043
Intel Corp.	98,316	3,428,279
IPG Photonics Corp. (a)	720	69,847
KLA-Tencor Corp.	2,622	196,938
Lam Research Corp.	2,792	270,433
Linear Technology Corp.	4,339	260,600
Marvell Technology Group Ltd.	7,928	103,302
Maxim Integrated Products, Inc.	5,227	207,146
Microchip Technology, Inc.	4,274	258,791
Micron Technology, Inc. (a)	19,734	338,636
NVIDIA Corp.	8,290	589,916
ON Semiconductor Corp. (a)	7,896	92,146
QUALCOMM, Inc.	30,626	2,104,619
Skyworks Solutions, Inc.	3,369	259,211
Texas Instruments, Inc.	17,298	1,225,563
Xilinx, Inc.	4,708	239,496
		10,762,241

Shipbuilding – 0.0% (b)
Huntington Ingalls Industries, Inc.	813	131,186

Software – 5.2%
Activision Blizzard, Inc.	13,276	573,125
Adobe Systems, Inc. (a)	8,860	952,539
Akamai Technologies, Inc. (a)	3,220	223,693
ANSYS, Inc. (a)	1,503	137,299
athenahealth, Inc. (a)	486	50,214
Autodesk, Inc. (a)	4,127	298,300
Black Knight Financial Services, Inc. – Class A (a)	337	13,261
Broadridge Financial Solutions, Inc.	2,196	141,993

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Software – 5.2% (Continued)
CA, Inc.	5,929	$182,257
Cadence Design System, Inc. (a)	5,653	144,604
Cerner Corp. (a)	6,283	368,058
Citrix Systems, Inc. (a)	3,087	261,778
CommerceHub, Inc. – Class A (a)	251	3,770
CommerceHub, Inc. – Class C (a)	496	7,465
Dun & Bradstreet Corp.	618	77,157
Electronic Arts, Inc. (a)	5,474	429,818
Fidelity National Information Services, Inc.	6,568	485,507
First Data Corp. – Class A (a)	4,961	69,404
Fiserv, Inc. (a)	4,178	411,449
Intuit, Inc.	4,477	486,829
Jack Henry & Associates, Inc.	1,467	118,856
Microsoft Corp.	162,259	9,722,559
MSCI, Inc.	1,603	128,545
NetSuite, Inc. (a)	932	86,788
Nuance Communications, Inc. (a)	5,438	76,241
Oracle Corp.	66,667	2,561,346
Paychex, Inc.	6,143	339,094
Red Hat, Inc. (a)	3,372	261,161
Salesforce.com, Inc. (a)	11,111	835,103
ServiceNow, Inc. (a)	356	31,296
Splunk, Inc. (a)	696	41,892
SS&C Technologies Holdings, Inc.	1,128	36,017
Synopsys, Inc. (a)	2,789	165,416
Tableau Software, Inc. – Class A (a)	162	7,784
Tyler Technologies, Inc. (a)	592	94,957
Ultimate Software Group, Inc. (a)	493	104,018
Veeva Systems, Inc. – Class A (a)	1,757	68,259
VMware, Inc. – Class A (a)	1,763	138,572
Workday, Inc. – Class A (a)	431	37,359
		20,173,783

Telecommunications – 3.7%
Arista Networks, Inc. (a)	121	10,255
ARRIS International PLC (a)	3,340	92,785
AT&T, Inc.	127,844	4,703,381

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Telecommunications – 3.7% (Continued)
CenturyLink, Inc.	9,771	$259,713
Cisco Systems, Inc.	104,522	3,206,735
CommScope Holding Co., Inc. (a)	2,311	70,601
Frontier Communications Corp.	23,343	93,839
Juniper Networks, Inc.	6,960	183,326
Level 3 Communications, Inc. (a)	5,875	329,881
Motorola Solutions, Inc.	3,131	227,248
Sprint Corp. (a)	13,918	85,735
T-Mobile US, Inc. (a)	15,646	778,076
Verizon Communications, Inc.	84,707	4,074,407
Zayo Group Holdings, Inc. (a)	478	15,382
		14,131,364

Textiles – 0.1%
Mohawk Industries, Inc. (a)	1,230	226,689

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	2,045	170,574
Mattel, Inc.	6,402	201,855
		372,429

Transportation – 1.4%
CH Robinson Worldwide, Inc.	2,586	176,158
CSX Corp.	18,184	554,794
Expeditors International of Washington, Inc.	3,380	173,969
FedEx Corp.	4,754	828,717
Genesee & Wyoming, Inc. (a)	950	64,543
JB Hunt Transport Services, Inc.	1,675	136,697
Kansas City Southern	2,148	188,508
Norfolk Southern Corp.	6,014	559,302
Old Dominion Freight Line, Inc. (a)	1,479	110,452
Union Pacific Corp.	16,001	1,410,968
United Parcel Service, Inc. – Class B	11,001	1,185,468
		5,389,576

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Water – 0.1%
American Water Works Co., Inc.	3,303	$244,554
Aqua America, Inc.	3,333	102,323
		346,877
TOTAL COMMON STOCKS
(Cost $355,279,590)		368,150,622

EXCHANGE TRADED FUNDS – 0.4%

iShares Russell 1000 ETF	12,587	1,486,147
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,505,863)		1,486,147

INVESTMENT COMPANIES – 0.1%

American Capital Ltd. (a)	4,688	79,649
Ares Capital Corp.	6,870	105,111
TOTAL INVESTMENT COMPANIES
(Cost $169,592)		184,760

REAL ESTATE INVESTMENT TRUSTS – 3.9%

AGNC Investment Corp.	6,225	124,873
Alexandria Real Estate Equities, Inc.	1,507	162,470
American Campus Communities, Inc.	2,857	148,878
American Homes 4 Rent – Class A	4,994	105,423
American Tower Corp.	8,373	981,232
Annaly Capital Management, Inc.	18,928	196,094
Apartment Investment & Management Co.	3,425	150,940
Apple Hospitality REIT, Inc.	4,940	89,068
AvalonBay Communities, Inc.	2,999	513,369
Boston Properties, Inc.	3,359	404,692
Brixmor Property Group, Inc.	6,404	162,790
Camden Property Trust	1,902	154,899
Crown Castle International Corp.	5,910	537,751
CubeSmart	3,881	101,178
DDR Corp.	7,031	107,504
Digital Realty Trust, Inc.	3,248	303,461

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 3.9% (Continued)

Douglas Emmett, Inc.	3,339	$121,874
Duke Realty Corp.	7,569	197,929
Equinix, Inc.	1,573	562,001
Equity LifeStyle Properties, Inc.	1,855	140,683
Equity Residential	7,992	493,506
Essex Property Trust, Inc.	1,431	306,363
Extra Space Storage, Inc.	2,738	200,285
Federal Realty Investment Trust	1,550	225,106
Forest City Realty Trust, Inc. – Class A	5,295	114,319
Gaming and Leisure Properties, Inc.	3,853	126,494
General Growth Properties, Inc.	11,009	274,675
HCP, Inc.	10,218	349,966
Highwoods Properties, Inc.	2,178	108,094
Host Hotels & Resorts, Inc.	16,346	253,036
Iron Mountain, Inc.	3,564	120,214
Kilroy Realty Corp.	2,017	144,881
Kimco Realty Corp.	9,177	244,200
Lamar Advertising Co. – Class A	1,232	78,170
Liberty Property Trust	3,205	129,578
Macerich Co.	2,760	195,353
Mid-America Apartment Communities, Inc.	1,651	153,130
National Retail Properties, Inc.	2,493	113,731
Omega Healthcare Investors, Inc.	3,007	95,713
Prologis, Inc.	11,488	599,214
Public Storage	3,449	737,120
Realty Income Corp.	4,394	260,301
Regency Centers Corp.	2,193	158,049
Senior Housing Properties Trust	5,197	110,540
Simon Property Group, Inc.	6,949	1,292,236
SL Green Realty Corp.	2,191	215,200
Spirit Realty Capital, Inc.	9,020	107,428
Starwood Property Trust, Inc.	4,632	103,016
Sun Communities, Inc.	1,516	116,626
Taubman Centers, Inc.	1,240	89,850
UDR, Inc.	5,842	204,295
Ventas, Inc.	7,768	526,282
VEREIT, Inc.	15,444	145,174

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 3.9% (Continued)

Vornado Realty Trust	4,128	$382,996
Weingarten Realty Investors	2,744	99,360
Welltower, Inc.	7,807	535,014
Weyerhaeuser Co.	15,361	459,755
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $15,396,664)		15,136,379

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (c)	533,606	533,606
TOTAL SHORT-TERM INVESTMENTS
(Cost $533,606)		533,606

TOTAL INVESTMENTS
(Cost $372,885,315) – 100.0%		385,491,514
Other Assets in Excess of Liabilities – 0.0% (b)		171,356
TOTAL NET ASSETS – 100.0%		$385,662,870

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of October 31, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 82.9%

Aerospace/Defense – 1.4%
B/E Aerospace, Inc.	9,794	$582,939
Curtiss-Wright Corp.	3,895	349,070
HEICO Corp. – Class A	3,352	201,120
Orbital ATK, Inc.	5,379	399,982
Spirit AeroSystems Holdings, Inc. – Class A (a)	12,635	636,298
Teledyne Technologies, Inc. (a)	2,751	296,228
		2,465,637

Agriculture – 0.1%
Vector Group Ltd.	10,391	217,588

Airlines – 0.2%
JetBlue Airways Corp. (a)	18,713	327,103
Spirit Airlines, Inc. (a)	1,741	83,446
		410,549

Apparel – 0.5%
Carter’s, Inc.	4,846	418,404
Columbia Sportswear Co.	3,484	197,334
Skechers U.S.A, Inc. – Class A (a)	10,684	224,684
		840,422

Auto Parts & Equipment – 0.5%
Allison Transmission Holdings, Inc.	2,638	77,267
Tenneco, Inc. (a)	4,834	266,208
WABCO Holdings, Inc. (a)	5,122	504,312
		847,787

Banks – 4.7%
Bank of Hawaii Corp.	3,864	290,380
Bank of the Ozarks, Inc.	12,218	451,577
BankUnited, Inc.	3,473	101,203
BOK Financial Corp.	2,239	159,014
Chemical Financial Corp.	2,646	113,646
Commerce Bancshares, Inc.	8,649	430,893
Cullen/Frost Bankers, Inc.	5,071	385,345
East West Bancorp, Inc.	12,951	511,694
First Citizens BancShares, Inc. – Class A	892	259,572
First Hawaiian, Inc. (a)	2,427	66,208

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Banks – 4.7% (Continued)
First Horizon National Corp.	20,130	$310,203
Home BancShares, Inc.	12,468	268,187
MB Financial, Inc.	8,003	291,229
PacWest Bancorp	10,513	456,159
Popular, Inc.	9,996	362,855
PrivateBancorp, Inc.	7,660	346,538
Prosperity Bancshares, Inc.	6,697	371,483
Signature Bank (a)	5,235	631,132
SVB Financial Group (a)	4,780	584,451
Synovus Financial Corp.	11,985	396,344
Umpqua Holdings Corp.	19,086	291,634
Webster Financial Corp.	8,649	349,420
Western Alliance Bancorp (a)	11,196	418,282
Zions Bancorp	19,766	636,663
		8,484,112

Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc. (a)	6,510	231,756
Bio-Rad Laboratories, Inc. – Class A (a)	1,997	315,686
Charles River Laboratories International, Inc. (a)	4,399	333,796
Intercept Pharmaceuticals, Inc. (a)	1,424	176,206
Intrexon Corp. (a)	5,632	146,995
Ionis Pharmaceuticals, Inc. (a)	8,844	229,767
Juno Therapeutics, Inc. (a)	1,517	36,848
Seattle Genetics, Inc. (a)	10,037	518,913
Ultragenyx Pharmaceutical, Inc. (a)	2,301	135,736
United Therapeutics Corp. (a)	3,660	439,456
		2,565,159

Building Materials – 0.9%
Eagle Materials, Inc.	4,376	354,325
Lennox International, Inc.	3,648	532,207
Owens Corning	10,929	533,116
USG Corp. (a)	10,201	256,861
		1,676,509

Chemicals – 3.0%
Ashland Global Holdings, Inc.	6,054	676,413

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Chemicals – 3.0% (Continued)
Axalta Coating Systems Ltd. (a)	7,680	$192,922
Cabot Corp.	5,963	310,911
FMC Corp.	12,137	569,104
Huntsman Corp.	21,414	362,967
NewMarket Corp.	630	252,573
Olin Corp.	18,726	410,661
PolyOne Corp.	7,929	231,765
RPM International, Inc.	12,853	611,032
Sensient Technologies Corp.	4,277	318,679
Univar, Inc. (a)	7,197	160,133
Valspar Corp.	7,189	716,024
Westlake Chemical Corp.	4,201	217,570
WR Grace & Co.	6,802	455,462
		5,486,216

Coal – 0.2%
CONSOL Energy, Inc.	22,628	383,545

Commercial Services – 5.6%
AMERCO	979	315,620
Avis Budget Group, Inc. (a)	8,750	283,150
Booz Allen Hamilton Holding Corp.	13,641	415,641
Bright Horizons Family Solutions, Inc. (a)	4,673	312,670
CoreLogic, Inc. (a)	8,582	365,250
CoStar Group, Inc. (a)	3,436	642,944
Deluxe Corp.	4,125	252,450
Euronet Worldwide, Inc. (a)	4,962	394,727
Gartner, Inc. (a)	7,869	677,049
Graham Holdings Co. – Class B	344	163,400
H&R Block, Inc.	20,617	473,573
Hertz Global Holdings, Inc. (a)	3,251	107,771
KAR Auction Services, Inc.	3,811	162,272
Live Nation Entertainment, Inc. (a)	9,236	255,560
LSC Communications, Inc. (a)	1	15
ManpowerGroup, Inc.	6,527	501,274
MarketAxess Holdings, Inc.	3,370	508,061
Morningstar, Inc.	1,762	124,450
PAREXEL International Corp. (a)	4,618	269,045

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Commercial Services – 5.6% (Continued)
Quanta Services, Inc. (a)	13,703	$393,961
Robert Half International, Inc.	13,481	504,459
Rollins, Inc.	11,413	351,749
RR Donnelley & Sons Co.	5,346	94,892
Sabre Corp.	22,068	570,016
Service Corp. International	16,245	415,872
ServiceMaster Global Holdings, Inc. (a)	2,104	75,302
Square, Inc. – Class A (a)	4,460	49,952
Team Health Holdings, Inc. (a)	6,052	259,328
TransUnion (a)	8,287	258,886
United Rentals, Inc. (a)	8,160	617,386
WEX, Inc. (a)	3,779	412,289
		10,229,014

Computers – 2.7%
Brocade Communications Systems, Inc.	35,903	380,572
Computer Sciences Corp.	13,531	736,763
CSRA, Inc.	15,209	381,594
DST Systems, Inc.	2,830	272,133
EPAM Systems, Inc. (a)	5,079	326,935
Fortinet, Inc. (a)	14,095	451,886
Genpact Ltd. (a)	14,569	334,941
Leidos Holdings, Inc.	14,261	592,830
MAXIMUS, Inc.	6,127	318,971
Mentor Graphics Corp.	10,422	301,196
NCR Corp. (a)	11,833	414,747
Syntel, Inc.	3,524	70,832
Teradata Corp. (a)	13,306	358,730
		4,942,130

Cosmetics/Personal Care – 0.2%
Edgewell Personal Care Co. (a)	5,672	427,669

Distribution/Wholesale – 0.8%
HD Supply Holdings, Inc. (a)	6,236	205,788
Ingram Micro, Inc.	14,592	542,822
Pool Corp.	4,146	383,837
Watsco, Inc.	2,493	342,264
		1,474,711

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Diversified Financial Services – 2.2%
Air Lease Corp.	7,528	$227,797
CBOE Holdings, Inc.	997	63,020
Credit Acceptance Corp. (a)	1,220	224,602
E*TRADE Financial Corp. (a)	26,297	740,524
Eaton Vance Corp.	10,680	374,441
Ellie Mae, Inc. (a)	2,835	300,198
Federated Investors, Inc. – Class B	8,775	236,925
Legg Mason, Inc.	9,483	272,352
Navient Corp.	27,676	353,699
OneMain Holdings, Inc. (a)	4,941	140,028
Raymond James Financial, Inc.	12,580	756,310
Santander Consumer USA Holdings, Inc. (a)	1,994	24,327
SLM Corp. (a)	34,929	246,249
		3,960,472

Electric – 2.5%
Black Hills Corp.	4,744	293,416
Calpine Corp. (a)	33,387	397,305
Fortis, Inc.	1	7
Great Plains Energy, Inc.	20,450	581,598
Hawaiian Electric Industries, Inc.	10,549	311,196
IDACORP, Inc.	3,972	311,365
MDU Resources Group, Inc.	17,340	454,481
NorthWestern Corp.	3,760	216,388
NRG Energy, Inc.	26,808	284,969
OGE Energy Corp.	19,019	590,350
Portland General Electric Co.	8,771	382,766
Westar Energy, Inc.	13,658	782,877
		4,606,718

Electrical Components & Equipment – 0.6%
Belden, Inc.	3,436	222,687
Energizer Holdings, Inc.	6,597	306,827
Hubbell, Inc.	4,643	485,286
		1,014,800

Electronics – 2.5%
Arrow Electronics, Inc. (a)	8,070	493,239
Avnet, Inc.	12,131	508,896

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Electronics – 2.5% (Continued)
Fitbit, Inc. – Class A (a)	3,138	$41,610
FLIR Systems, Inc.	14,163	466,246
Gentex Corp.	27,890	471,620
Jabil Circuit, Inc.	15,815	337,492
Keysight Technologies, Inc. (a)	16,438	539,166
National Instruments Corp.	10,204	286,630
PerkinElmer, Inc.	10,418	530,172
Trimble, Inc. (a)	20,058	554,403
Woodward, Inc.	5,436	320,615
		4,550,089

Energy-Alternate Sources – 0.2%
First Solar, Inc. (a)	7,923	320,802

Engineering & Construction – 1.1%
AECOM (a)	12,546	349,406
EMCOR Group, Inc.	5,791	350,124
Fluor Corp.	14,366	746,888
Jacobs Engineering Group, Inc. (a)	11,702	603,589
		2,050,007

Entertainment – 1.1%
Cinemark Holdings, Inc.	9,934	395,373
Dolby Laboratories, Inc. – Class A	4,347	206,874
Lions Gate Entertainment Corp.	13,057	265,841
Madison Square Garden Co. – Class A (a)	2,039	337,434
Regal Entertainment Group – Class A	7,141	153,603
Six Flags Entertainment Corp.	7,371	410,196
Vail Resorts, Inc.	1,168	186,226
		1,955,547

Environmental Control – 0.1%
Clean Harbors, Inc. (a)	4,724	223,540

Food – 1.7%
B&G Foods, Inc.	6,323	268,095
Blue Buffalo Pet Products, Inc. (a)	9,354	234,972
Flowers Foods, Inc.	20,403	316,655
Hain Celestial Group, Inc. (a)	10,205	371,156

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Food – 1.7% (Continued)
Lancaster Colony Corp.	1,819	$237,652
Pilgrim’s Pride Corp.	6,500	141,960
Pinnacle Foods, Inc.	3,372	173,388
Post Holdings, Inc. (a)	5,864	447,013
Seaboard Corp. (a)	25	84,625
Snyder’s-Lance, Inc.	8,620	306,613
Sprouts Farmers Market, Inc. (a)	2,178	48,243
TreeHouse Foods, Inc. (a)	5,081	444,486
		3,074,858

Food Service – 0.1%
US Foods Holding Corp. (a)	6,003	135,668

Hand/Machine Tools – 0.3%
Lincoln Electric Holdings, Inc.	5,501	362,131
Regal Beloit Corp.	3,399	200,881
		563,012

Healthcare-Products – 2.7%
ABIOMED, Inc. (a)	3,707	389,198
Alere, Inc. (a)	8,554	382,193
Align Technology, Inc. (a)	7,032	604,189
Bio-Techne Corp.	3,341	347,430
Bruker Corp.	10,073	206,396
Cantel Medical Corp.	2,977	212,052
Cepheid (a)	6,374	337,185
Hill-Rom Holdings, Inc.	4,795	265,691
Integra LifeSciences Holdings Corp. (a)	2,412	191,778
NuVasive, Inc. (a)	4,214	251,702
Patterson Cos., Inc.	7,261	310,117
Teleflex, Inc.	4,292	614,314
VWR Corp. (a)	7,900	217,329
West Pharmaceutical Services, Inc.	6,639	504,763
		4,834,337

Healthcare-Services – 1.1%
Acadia Healthcare Co., Inc. (a)	8,326	299,403
Amsurg Corp. (a)	4,722	282,140
Brookdale Senior Living, Inc. (a)	16,293	235,108

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Healthcare-Services – 1.1% (Continued)
Envision Healthcare Holdings, Inc. (a)	6,023	$119,135
HealthSouth Corp.	8,195	329,029
Molina Healthcare, Inc. (a)	3,830	208,390
WellCare Health Plans, Inc. (a)	4,266	484,234
		1,957,439

Holding Companies-Diversified – 0.5%
HRG Group, Inc. (a)	17,528	263,621
Leucadia National Corp.	35,138	656,027
		919,648

Home Builders – 1.2%
CalAtlantic Group, Inc.	7,785	251,611
NVR, Inc. (a)	352	536,096
PulteGroup, Inc.	29,997	557,944
Thor Industries, Inc.	4,940	391,792
Toll Brothers, Inc. (a)	14,478	397,276
		2,134,719

Home Furnishings – 0.7%
Harman International Industries, Inc.	6,725	536,050
Leggett & Platt, Inc.	12,370	567,535
Tempur Sealy International, Inc. (a)	3,445	186,271
		1,289,856

Household Products/Wares – 0.4%
Avery Dennison Corp.	8,965	625,667
Helen Of Troy Ltd. (a)	2,239	182,479
		808,146

Housewares – 0.6%
Scotts Miracle-Gro Co. – Class A	4,690	413,142
Toro Co.	10,660	510,401
Tupperware Brands Corp.	3,898	232,009
		1,155,552

Insurance – 5.6%
Alleghany Corp. (a)	1,487	767,604
American Financial Group, Inc.	7,129	531,110
American National Insurance Co.	2,305	270,054

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Insurance – 5.6% (Continued)
AmTrust Financial Services, Inc.	8,902	$234,924
Aspen Insurance Holdings Ltd.	5,794	279,561
Assurant, Inc.	5,530	445,276
Assured Guaranty Ltd.	13,722	410,151
Axis Capital Holdings Ltd.	6,991	398,277
Brown & Brown, Inc.	11,571	426,507
CNO Financial Group, Inc.	14,915	224,918
Endurance Specialty Holdings Ltd.	6,301	579,377
Erie Indemnity Co. – Class A	2,204	225,668
First American Financial Corp.	8,956	349,821
Hanover Insurance Group, Inc.	4,058	309,179
Mercury General Corp.	2,457	133,833
MGIC Investment Corp. (a)	20,040	163,526
Old Republic International Corp.	23,286	392,602
Reinsurance Group of America, Inc.	5,957	642,522
RenaissanceRe Holdings Ltd.	3,504	435,512
RLI Corp.	4,119	229,593
Torchmark Corp.	11,679	740,565
Validus Holdings Ltd.	7,960	406,756
Voya Financial, Inc.	20,885	638,037
White Mountains Insurance Group Ltd.	534	443,070
WR Berkley Corp.	8,490	484,779
		10,163,222

Internet – 1.1%
CDW Corp.	2,580	115,868
GoDaddy, Inc. – Class A (a)	1,605	57,443
Groupon, Inc. (a)	3,208	12,800
GrubHub, Inc. (a)	870	33,156
IAC/InterActiveCorp.	7,308	470,927
Liberty Ventures – Class A (a)	12,878	513,832
Match Group, Inc. (a)	15,410	278,305
Pandora Media, Inc. (a)	4,569	51,767
Proofpoint, Inc. (a)	1,001	78,458
Wayfair, Inc. – Class A (a)	2,634	87,791
Zillow Group, Inc. – Class C (a)	9,803	327,028
		2,027,375

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Iron/Steel – 0.8%
Reliance Steel & Aluminum Co.	7,018	$482,698
Steel Dynamics, Inc.	23,527	646,052
United States Steel Corp.	16,524	319,574
		1,448,324

Leisure Time – 0.5%
Brunswick Corp.	8,796	382,626
Polaris Industries, Inc.	5,814	445,411
		828,037

Lodging – 0.3%
Choice Hotels International, Inc.	5,141	249,082
Extended Stay America, Inc.	3,184	45,531
Hyatt Hotels Corp. – Class A (a)	3,723	189,091
		483,704

Machinery-Construction & Mining – 0.2%
Oshkosh Corp.	5,415	289,702

Machinery-Diversified – 2.2%
AGCO Corp.	6,255	319,505
BWX Technologies, Inc.	9,966	390,867
Cognex Corp.	7,623	393,347
Flowserve Corp.	13,452	569,692
Graco, Inc.	4,999	374,425
IDEX Corp.	6,992	604,389
Middleby Corp. (a)	6,065	679,947
Nordson Corp.	4,409	441,473
Zebra Technologies Corp. (a)	4,069	267,903
		4,041,548

Media – 1.2%
AMC Networks, Inc. – Class A (a)	5,320	260,308
Cable One, Inc.	460	265,301
FactSet Research Systems, Inc.	3,963	613,155
John Wiley & Sons, Inc. – Class A	4,042	208,567
Sinclair Broadcast Group, Inc. – Class A	5,479	137,523
Starz – Class A (a)	7,759	244,098
TEGNA, Inc.	21,981	431,267
		2,160,219
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Mining – 0.4%
Royal Gold, Inc.	6,362	$437,833
Tahoe Resources, Inc.	16,923	204,091
		641,924

Miscellaneous Manufacturing – 2.1%
AO Smith Corp.	13,452	607,627
AptarGroup, Inc.	4,994	356,771
Carlisle Cos., Inc.	5,568	583,805
CLARCOR, Inc.	4,203	261,469
Colfax Corp. (a)	9,392	298,572
Crane Co.	4,401	299,312
Donaldson Co., Inc.	11,620	424,362
Hexcel Corp.	9,753	443,664
ITT, Inc.	7,604	267,813
Trinity Industries, Inc.	13,820	295,057
		3,838,452

Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	17,380	310,059

Oil & Gas – 6.5%
Antero Resources Corp. (a)	12,189	322,643
Atmos Energy Corp.	10,006	744,347
Chesapeake Energy Corp. (a)	81,918	451,368
Diamond Offshore Drilling, Inc.	6,533	107,729
Diamondback Energy, Inc. (a)	6,813	621,959
Energen Corp.	8,363	419,237
Gulfport Energy Corp. (a)	12,222	294,672
Helmerich & Payne, Inc.	7,597	479,447
HollyFrontier Corp.	15,008	374,450
Murphy Oil Corp.	13,003	336,388
Nabors Industries Ltd.	25,700	305,830
National Fuel Gas Co.	8,203	429,673
New Jersey Resources Corp.	7,741	262,807
NiSource, Inc.	32,873	764,626
ONE Gas, Inc.	4,861	297,882
Parsley Energy, Inc. – Class A (a)	12,013	395,228
PDC Energy, Inc. (a)	4,743	290,888

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Oil & Gas – 6.5% (Continued)
QEP Resources, Inc.	23,360	$375,395
Range Resources Corp.	17,156	579,701
Rice Energy, Inc. (a)	18,044	398,592
RSP Permian, Inc. (a)	9,419	340,026
SM Energy Co.	6,698	225,254
Southwest Gas Corp.	4,483	324,838
Southwestern Energy Co. (a)	39,160	406,872
Spire, Inc.	4,255	267,214
UGI Corp.	16,301	754,573
Vectren Corp.	7,984	401,675
Western Refining, Inc.	8,664	249,956
WGL Holdings, Inc.	4,745	299,267
WPX Energy, Inc. (a)	33,963	368,838
		11,891,375

Oil & Gas Services – 0.6%
Oceaneering International, Inc.	7,733	184,045
RPC, Inc. (a)	7,734	133,566
Targa Resources Corp.	16,435	721,497
		1,039,108

Packaging & Containers – 1.7%
Bemis Co., Inc.	9,020	439,454
Berry Plastics Group, Inc. (a)	3,492	152,775
Crown Holdings, Inc. (a)	13,619	738,831
Graphic Packaging Holding Co.	12,506	156,325
Owens-Illinois, Inc. (a)	16,539	319,203
Packaging Corp. of America	8,653	713,873
Silgan Holdings, Inc.	2,816	143,475
Sonoco Products Co.	9,276	466,490
		3,130,426

Pharmaceuticals – 2.5%
ACADIA Pharmaceuticals, Inc. (a)	10,996	256,317
Akorn, Inc. (a)	9,286	222,400
Alkermes PLC (a)	13,403	675,645
Catalent, Inc. (a)	4,982	113,639
DexCom, Inc. (a)	7,323	572,951

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Pharmaceuticals – 2.5% (Continued)
Endo International PLC (a)	13,384	$250,950
Herbalife Ltd. (a)	8,109	492,054
Horizon Pharma PLC (a)	13,317	222,660
Neurocrine Biosciences, Inc. (a)	7,770	340,093
OPKO Health, Inc. (a)	41,031	386,512
PRA Health Sciences, Inc. (a)	2,764	147,100
Premier, Inc. – Class A (a)	4,403	140,192
TESARO, Inc. (a)	2,212	267,387
VCA, Inc. (a)	7,626	468,694
		4,556,594

Real Estate – 0.5%
Howard Hughes Corp. (a)	4,245	466,228
Jones Lang LaSalle, Inc.	3,687	357,086
		823,314

Retail – 4.4%
American Eagle Outfitters, Inc.	16,074	273,901
AutoNation, Inc. (a)	6,752	296,210
Brinker International, Inc.	4,420	217,641
Buffalo Wild Wings, Inc. (a)	1,482	215,853
Burlington Stores, Inc. (a)	3,653	273,756
Cabela’s, Inc. (a)	5,513	339,656
Casey’s General Stores, Inc.	3,778	426,876
Copart, Inc. (a)	10,046	527,114
Cracker Barrel Old Country Store, Inc.	2,308	318,504
CST Brands, Inc.	7,378	354,292
Dick’s Sporting Goods, Inc.	6,586	366,511
Domino’s Pizza, Inc.	3,391	573,893
Dunkin’ Brands Group, Inc.	608	29,403
GameStop Corp. – Class A	11,784	283,405
Jack in the Box, Inc.	3,111	291,594
JC Penney Co., Inc. (a)	27,987	240,408
Michaels Cos., Inc. (a)	3,226	75,005
MSC Industrial Direct Co., Inc.	4,390	319,592
Nu Skin Enterprises, Inc. – Class A	4,631	285,501
Panera Bread Co. – Class A (a)	1,957	373,317
Penske Automotive Group, Inc.	4,361	195,155

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Retail – 4.4% (Continued)
Sally Beauty Holdings, Inc. (a)	6,492	$168,402
Staples, Inc.	67,102	496,555
Texas Roadhouse, Inc.	5,831	236,272
Urban Outfitters, Inc. (a)	8,899	297,672
Williams-Sonoma, Inc.	6,343	293,173
World Fuel Services Corp.	5,893	237,193
		8,006,854

Savings & Loans – 0.4%
Investors Bancorp, Inc.	11,693	143,356
People’s United Financial, Inc.	29,991	487,054
TFS Financial Corp.	6,694	119,287
		749,697

Semiconductors – 2.1%
Advanced Micro Devices, Inc. (a)	71,028	513,532
Cavium, Inc. (a)	5,720	322,894
Cirrus Logic, Inc. (a)	4,603	248,470
Cypress Semiconductor Corp.	29,493	294,045
IPG Photonics Corp. (a)	3,855	373,973
Marvell Technology Group Ltd.	41,728	543,716
Microsemi Corp. (a)	9,753	410,894
Monolithic Power Systems, Inc.	3,855	303,813
ON Semiconductor Corp. (a)	40,987	478,318
Teradyne, Inc.	17,592	409,718
		3,899,373

Shipbuilding – 0.4%
Huntington Ingalls Industries, Inc.	4,122	665,126

Software – 4.6%
Aspen Technology, Inc. (a)	6,549	322,473
athenahealth, Inc. (a)	2,766	285,783
Black Knight Financial Services, Inc. – Class A (a)	1,714	67,446
Blackbaud, Inc.	3,450	211,830
Broadridge Financial Solutions, Inc.	11,264	728,330
Cadence Design System, Inc. (a)	27,840	712,147
Donnelley Financial Solutions, Inc. (a)	1	13

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Software – 4.6% (Continued)
Dun & Bradstreet Corp.	3,251	$405,887
Fair Isaac Corp.	2,600	313,768
Guidewire Software, Inc. (a)	2,249	129,205
j2 Global, Inc.	4,220	300,253
Jack Henry & Associates, Inc.	7,570	613,321
Manhattan Associates, Inc. (a)	5,762	291,788
Medidata Solutions, Inc. (a)	3,519	168,877
Nuance Communications, Inc. (a)	29,488	413,422
Paycom Software, Inc. (a)	2,171	112,306
PTC, Inc. (a)	11,209	531,755
Rackspace Hosting, Inc. (a)	8,452	269,957
Splunk, Inc. (a)	3,530	212,471
SS&C Technologies Holdings, Inc.	5,927	189,249
SYNNEX Corp.	2,070	212,258
Tableau Software, Inc. – Class A (a)	831	39,930
Take-Two Interactive Software, Inc. (a)	8,093	359,248
Twilio, Inc. – Class A (a)	1,087	37,088
Tyler Technologies, Inc. (a)	3,174	509,110
Ultimate Software Group, Inc. (a)	2,499	527,264
Veeva Systems, Inc. – Class A (a)	9,015	350,233
		8,315,412

Telecommunications – 1.4%
Acacia Communications, Inc. (a)	529	36,866
Arista Networks, Inc. (a)	599	50,765
ARRIS International PLC (a)	16,429	456,398
Ciena Corp. (a)	12,472	241,707
CommScope Holding Co., Inc. (a)	13,102	400,266
EchoStar Corp. – Class A (a)	4,792	223,978
Frontier Communications Corp.	118,500	476,370
Telephone & Data Systems, Inc.	8,832	228,219
Ubiquiti Networks, Inc. (a)	2,208	115,766
United States Cellular Corp. (a)	931	32,632
ViaSat, Inc. (a)	4,134	292,108
Zayo Group Holdings, Inc. (a)	2,423	77,972
		2,633,047

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 82.9% (Continued)

Transportation – 1.1%
Genesee & Wyoming, Inc. (a)	4,936	$335,352
Kirby Corp. (a)	4,422	260,677
Landstar System, Inc.	3,141	223,482
Old Dominion Freight Line, Inc. (a)	6,949	518,951
Ryder System, Inc.	5,153	357,567
XPO Logistics, Inc. (a)	7,866	259,027
		1,955,056

Water – 0.3%
Aqua America, Inc.	16,920	519,444
TOTAL COMMON STOCKS
(Cost $144,625,737)		150,423,650

EXCHANGE TRADED FUNDS – 1.0%

iShares Russell Mid-Cap ETF	10,277	1,734,655
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,770,590)		1,734,655

INVESTMENT COMPANIES – 0.7%

American Capital Ltd. (a)	24,426	414,998
Ares Capital Corp.	35,593	544,573
Prospect Capital Corp.	38,122	300,782
TOTAL INVESTMENT COMPANIES
(Cost $1,212,058)		1,260,353

REAL ESTATE INVESTMENT TRUSTS – 15.0%

AGNC Investment Corp.	32,031	642,542
American Campus Communities, Inc.	14,791	770,759
American Homes 4 Rent – Class A	25,605	540,521
Apartment Investment & Management Co.	17,714	780,656
Apple Hospitality REIT, Inc.	25,325	456,610
Camden Property Trust	9,912	807,233
Chimera Investment Corp.	18,337	287,341
Colony Starwood Homes	10,701	310,436
Communications Sales & Leasing, Inc.	13,958	396,826
CubeSmart	20,327	529,925

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 15.0% (Continued)

CyrusOne, Inc.	9,467	$422,323
DDR Corp.	36,914	564,415
DCT Industrial Trust, Inc.	10,221	477,832
Douglas Emmett, Inc.	17,124	625,026
DuPont Fabros Technology, Inc.	8,563	349,456
Education Realty Trust, Inc.	8,283	352,773
EPR Properties	4,977	361,927
Equity Commonwealth (a)	14,231	429,918
Equity LifeStyle Properties, Inc.	9,670	733,373
Equity One, Inc.	10,594	301,929
First Industrial Realty Trust, Inc.	13,247	349,853
Forest City Realty Trust, Inc. – Class A	27,449	592,624
Gaming and Leisure Properties, Inc.	19,767	648,951
Gramercy Property Trust	34,632	319,307
Healthcare Realty Trust, Inc.	13,136	418,907
Healthcare Trust of America, Inc. – Class A	15,618	477,911
Highwoods Properties, Inc.	11,179	554,814
Hospitality Properties Trust	18,431	504,272
Hudson Pacific Properties, Inc.	13,529	454,845
Kilroy Realty Corp.	10,458	751,198
Lamar Advertising Co. – Class A	6,410	406,714
LaSalle Hotel Properties	12,819	304,451
Liberty Property Trust	16,637	672,634
Life Storage, Inc.	5,260	424,219
Medical Properties Trust, Inc.	25,157	350,689
Mid-America Apartment Communities, Inc.	8,562	794,125
National Health Investors, Inc.	4,439	336,299
National Retail Properties, Inc.	13,001	593,106
New Residential Investment Corp.	24,708	344,924
Omega Healthcare Investors, Inc.	17,107	544,516
Outfront Media, Inc.	762	16,391
Paramount Group, Inc.	21,896	340,483
Piedmont Office Realty Trust, Inc. – Class A	16,463	337,162
Post Properties, Inc.	5,580	367,108
Rayonier, Inc.	10,499	281,583
Regency Centers Corp.	11,255	811,148
Retail Properties of America, Inc.	26,913	419,035

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 15.0% (Continued)

RLJ Lodging Trust	13,857	$273,260
Senior Housing Properties Trust	26,924	572,673
Spirit Realty Capital, Inc.	46,412	552,767
Starwood Property Trust, Inc.	23,749	528,178
STORE Capital Corp.	7,471	203,884
Sun Communities, Inc.	7,783	598,746
Sunstone Hotel Investors, Inc.	24,626	309,302
Tanger Factory Outlet Centers, Inc.	10,889	378,937
Two Harbors Investment Corp.	30,867	257,122
Taubman Centers, Inc.	6,436	466,353
Weingarten Realty Investors	14,493	524,792
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $26,667,371)		27,225,104

SHORT-TERM INVESTMENTS – 0.4%

Money Market Funds – 0.4%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (b)	654,447	654,447
TOTAL SHORT-TERM INVESTMENTS
(Cost $654,447)		654,447

TOTAL INVESTMENTS
(Cost $174,930,203) – 100.0%		181,298,209
Other Assets in Excess of Liabilities – 0.0% (c)		31,306
TOTAL NET ASSETS – 100.0%		$181,329,515

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2016.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 100.0%

Airlines – 0.4%
American Airlines Group, Inc.	5,608	$227,685

Auto Manufacturers – 0.9%
PACCAR, Inc.	3,695	202,929
Tesla Motors, Inc. (a)	1,579	312,216
		515,145

Beverages – 0.5%
Monster Beverage Corp. (a)	2,014	290,701

Biotechnology – 8.6%
Alexion Pharmaceuticals, Inc. (a)	2,365	308,633
Amgen, Inc.	7,921	1,118,128
Biogen, Inc. (a)	2,312	647,776
BioMarin Pharmaceutical, Inc. (a)	1,810	145,741
Celgene Corp. (a)	8,202	838,080
Gilead Sciences, Inc.	13,965	1,028,243
Illumina, Inc. (a)	1,550	211,017
Incyte Corp. (a)	1,978	172,027
Regeneron Pharmaceuticals, Inc. (a)	1,094	377,452
Vertex Pharmaceuticals, Inc. (a)	2,609	197,919
		5,045,016

Commercial Services – 1.9%
Automatic Data Processing, Inc.	4,805	418,323
PayPal Holdings, Inc. (a)	12,775	532,206
Verisk Analytics, Inc. (a)	1,774	144,670
		1,095,199

Computers – 12.5%
Apple, Inc.	57,021	6,474,164
Check Point Software Technologies Ltd. (a)	1,806	152,715
Cognizant Technology Solutions Corp. – Class A (a)	6,386	327,921
NetApp, Inc.	2,944	99,920
Seagate Technology PLC	3,148	108,008
Western Digital Corp.	3,008	175,788
		7,338,516

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 100.0% (Continued)

Distribution/Wholesale – 0.2%
Fastenal Co.	3,048	$118,811

Engineering & Construction – 0.2%
SBA Communications Corp. – Class A (a)	1,329	150,549

Environmental Control – 0.1%
Stericycle, Inc. (a)	897	71,841

Food – 3.4%
Mondelez International, Inc. – Class A	16,461	739,757
The Kraft Heinz Co.	12,885	1,146,121
Whole Foods Market, Inc.	3,385	95,762
		1,981,640

Healthcare-Products – 0.9%
DENTSPLY SIRONA, Inc.	2,473	142,371
Henry Schein, Inc. (a)	861	128,461
Intuitive Surgical, Inc. (a)	407	273,536
		544,368

Internet – 27.3%
Alphabet, Inc. – Class A (a)	3,120	2,526,888
Alphabet, Inc. – Class C (a)	3,636	2,852,588
Amazon.com, Inc. (a)	5,017	3,962,527
Baidu, Inc. – ADR (a)	2,890	511,125
Ctrip.com International Ltd. – ADR (a)	3,929	173,465
eBay, Inc. (a)	11,947	340,609
Expedia, Inc.	1,433	185,187
Facebook, Inc. – Class A (a)	24,582	3,219,996
JD.com, Inc. – ADR (a)	9,692	251,507
Liberty Ventures – Class A (a)	1,427	56,937
Netflix, Inc. (a)	4,514	563,663
Symantec Corp.	6,456	161,594
The Priceline Group, Inc. (a)	523	771,022
TripAdvisor, Inc. (a)	1,401	90,337
Yahoo!, Inc. (a)	10,072	418,492
		16,085,937

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 100.0% (Continued)

Leisure Time – 0.1%
Norwegian Cruise Line Holdings Ltd. (a)	2,393	$93,016

Lodging – 0.5%
Marriott International, Inc. – Class A	4,122	283,181

Media – 6.3%
Charter Communications, Inc. – Class A (a)	2,867	716,434
Comcast Corp. – Class A	25,422	1,571,588
Discovery Communications, Inc. – Class A (a)	1,590	41,515
Discovery Communications, Inc. – Class C (a)	2,524	63,378
DISH Network Corp. – Class A (a)	2,384	139,607
Liberty Global PLC – Class A (a)	2,798	91,215
Liberty Global PLC – Class C (a)	6,823	216,971
Sirius XM Holdings, Inc. (a)	51,618	215,247
Twenty First Century Fox, Inc. – Class B	8,417	222,125
Twenty-First Century Fox, Inc. – Class A	11,259	295,774
Viacom, Inc. – Class B	3,656	137,319
		3,711,173

Pharmaceuticals – 1.4%
Express Scripts Holding Co. (a)	6,670	449,558
Mylan NV (a)	5,660	206,590
Shire PLC – ADR	936	157,847
		813,995

Retail – 6.1%
Bed Bath & Beyond, Inc.	1,630	65,885
Costco Wholesale Corp.	4,628	684,342
Dollar Tree, Inc. (a)	2,481	187,440
Liberty Interactive Corp. QVC Group – Class A (a)	4,761	88,031
O’Reilly Automotive, Inc. (a)	1,005	265,762
Ross Stores, Inc.	4,239	265,107
Starbucks Corp.	15,520	823,646
Tractor Supply Co.	1,407	88,120
Ulta Salon Cosmetics & Fragrance, Inc. (a)	658	160,118
Walgreens Boots Alliance, Inc.	11,453	947,507
		3,575,958

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 100.0% (Continued)

Semiconductors – 11.0%
Analog Devices, Inc.	3,242	$207,812
Applied Materials, Inc.	11,480	333,838
Broadcom Ltd.	4,185	712,622
Intel Corp.	50,064	1,745,732
Lam Research Corp.	1,683	163,015
Maxim Integrated Products, Inc.	2,994	118,652
Microchip Technology, Inc.	2,268	137,327
Micron Technology, Inc. (a)	10,931	187,576
NVIDIA Corp.	5,631	400,702
NXP Semiconductors NV (a)	3,590	359,000
QUALCOMM, Inc.	15,594	1,071,620
Skyworks Solutions, Inc.	2,007	154,419
Texas Instruments, Inc.	10,583	749,806
Xilinx, Inc.	2,678	136,230
		6,478,351

Software – 13.3%
Activision Blizzard, Inc.	7,846	338,712
Adobe Systems, Inc. (a)	5,276	567,223
Akamai Technologies, Inc. (a)	1,853	128,728
Autodesk, Inc. (a)	2,372	171,448
CA, Inc.	4,394	135,072
Cerner Corp. (a)	3,565	208,838
Citrix Systems, Inc. (a)	1,639	138,987
Electronic Arts, Inc. (a)	3,181	249,772
Fiserv, Inc. (a)	2,344	230,837
Intuit, Inc.	2,696	293,163
Microsoft Corp.	82,461	4,941,063
NetEase, Inc. – ADR	809	207,905
Paychex, Inc.	3,796	209,539
		7,821,287

Telecommunications – 3.7%
Cisco Systems, Inc.	53,225	1,632,943
T-Mobile US, Inc. (a)	8,665	430,910
Vodafone Group PLC – ADR	4,233	117,847
		2,181,700

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 100.0% (Continued)

Toys/Games/Hobbies – 0.2%
Mattel, Inc.	3,589	$113,161

Transportation – 0.5%
CSX Corp.	10,075	307,388
TOTAL COMMON STOCKS
(Cost $55,451,615)		58,844,618

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (b)	45,230	45,230
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,230)		45,230

TOTAL INVESTMENTS
(Cost $55,496,845) – 100.1%		58,889,848
Liabilities in Excess of Other Assets – (0.1)%		(30,116)
TOTAL NET ASSETS – 100.0%		$58,859,732

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.3%

Advertising – 0.4%
JCDecaux SA	461	$14,096
Publicis Groupe SA	1,253	85,968
		100,064

Aerospace/Defense – 2.1%
Airbus Group SE	3,434	204,129
Leonardo-Finmeccanica SpA (a)	2,366	28,830
MTU Aero Engines AG	316	32,982
Safran SA	1,836	126,230
Thales SA	649	61,106
Zodiac Aerospace	1,204	29,302
		482,579

Airlines – 0.2%
Deutsche Lufthansa AG	1,436	18,357
Ryanair Holdings PLC – ADR	349	26,206
		44,563

Apparel – 2.6%
adidas AG	1,243	203,858
Christian Dior SE	322	62,124
Hermes International	148	59,967
LVMH Moet Hennessy Louis Vuitton SE	1,555	282,595
		608,544

Auto Manufacturers – 3.6%
Bayerische Motoren Werke AG	2,018	175,826
Daimler AG	5,931	422,615
Ferrari NV	821	43,242
Fiat Chrysler Automobiles NV	5,434	39,788
Peugeot SA (a)	2,411	36,114
Renault SA	1,068	92,749
Volkswagen AG	183	27,321
		837,655

Auto Parts & Equipment – 1.7%
Cie Generale des Etablissements Michelin	1,122	121,481
Continental AG	671	128,572

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Auto Parts & Equipment – 1.7% (Continued)
Faurecia	460	$16,921
Hella KGaA Hueck & Co	276	10,523
Nokian Renkaat OYJ	836	28,055
Plastic Omnium SA	362	11,794
Valeo SA	1,446	83,336
		400,682

Banks – 11.2%
ABN AMRO Group NV
(Acquired 08/01/16, Cost $24,259) (b)	1,342	30,974
Alpha Bank AE (a)	8,492	14,542
Banca Mediolanum SpA	1,594	11,024
Banco Bilbao Vizcaya Argentaria SA	39,992	288,784
Banco de Sabadell SA	29,669	39,702
Banco Popular Espanol SA	19,124	20,972
Banco Santander SA	89,433	439,532
Bank of Ireland (a)	170,793	36,560
Bankia SA	28,603	25,182
Bankinter SA	4,282	32,782
BNP Paribas SA	6,063	351,687
CaixaBank SA	14,707	44,511
Commerzbank AG	6,454	43,834
Credit Agricole SA	7,043	76,016
Deutsche Bank AG (a)	8,563	123,658
Erste Group Bank AG	1,782	55,967
Eurobank Ergasias SA (a)	10,993	6,468
FinecoBank Banca Fineco SpA	1,694	9,893
ING Groep NV	23,977	315,719
Intesa Sanpaolo SpA	74,740	173,117
Intesa Sanpaolo SpA – Savings Shares	5,790	12,509
KBC Groep NV	1,709	104,140
Mediobanca SpA	3,446	25,251
National Bank of Greece SA (a)	34,075	6,995
Natixis SA	5,801	29,325
Piraeus Bank SA (a)	35,244	5,842
Raiffeisen Bank International AG (a)	728	11,932
Societe Generale SA	4,550	177,615

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Banks – 11.2% (Continued)
UniCredit SpA	33,374	$82,798
Unione di Banche Italiane SpA	5,368	14,803
		2,612,134

Beverages – 3.9%
Anheuser-Busch InBev SA/NV	4,952	568,343
Davide Campari-Milano SpA	1,756	17,686
Heineken Holding NV	608	46,794
Heineken NV	1,344	110,728
Pernod Ricard SA	1,318	156,765
Remy Cointreau SA	147	11,925
		912,241

Building Materials – 1.0%
Cie de Saint-Gobain	2,985	132,530
HeidelbergCement AG	935	88,435
Imerys SA	233	16,206
Titan Cement Co SA	281	6,530
		243,701

Chemicals – 6.3%
Air Liquide SA	2,419	246,109
Akzo Nobel NV	1,537	99,345
Arkema SA	440	41,723
BASF SE	5,731	505,186
Brenntag AG	959	51,264
Covestro AG
(Acquired 08/01/16, Cost $18,489) (b)	390	23,050
Evonik Industries AG	955	29,836
FUCHS PETROLUB SE	211	8,341
K+S AG	1,188	24,035
Koninklijke DSM NV	1,085	69,773
LANXESS AG	568	36,370
Linde AG	1,149	189,576
OCI NV (a)	510	7,082
Solvay SA – Class A	438	50,269
Symrise AG	755	51,809
Umicore SA	570	34,659

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Chemicals – 6.3% (Continued)
Wacker Chemie AG	93	$8,284
		1,476,711

Commercial Services – 1.5%
Abertis Infraestructuras SA	3,611	53,613
Atlantia SpA	2,963	72,567
Bureau Veritas SA	1,601	30,247
Edenred	1,253	29,030
Randstad Holding NV	681	35,072
RELX NV	5,702	96,238
Wirecard AG	713	33,824
		350,591

Computers – 1.0%
Atos SE	556	57,752
Capgemini SA	988	81,864
Gemalto NV	504	27,406
Ingenico Group SA	339	26,831
Teleperformance	354	37,411
		231,264

Cosmetics/Personal Care – 3.1%
Beiersdorf AG	620	54,585
L’Oreal SA	1,495	267,589
Unilever NV	9,663	404,998
		727,172

Distribution/Wholesale – 0.1%
Rexel SA	1,863	25,840

Diversified Financial Services – 0.4%
Amundi SA (Acquired 08/01/16, Cost $12,180) (b)	259	12,694
Deutsche Boerse AG	1,159	86,605
		99,299

Electric – 4.2%
E.ON SE	11,637	85,232
EDP – Energias de Portugal SA	11,951	39,502
EDP Renovaveis SA	1,246	9,416

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Electric – 4.2% (Continued)
Electricite de France SA	1,667	$18,684
Endesa SA	1,972	41,921
Enel SpA	47,295	203,520
Engie SA	8,925	128,689
Fortum OYJ	2,765	46,106
Iberdrola SA	35,467	241,742
Red Electrica Corp. SA	2,688	56,079
RWE AG (a)	3,003	47,668
Terna Rete Elettrica Nazionale SpA	8,860	43,398
Uniper SE (a)	1,163	15,480
		977,437

Electrical Components & Equipment – 1.8%
Gamesa Corp Tecnologica SA	1,389	32,135
Legrand SA	1,649	93,207
OSRAM Licht AG	519	29,427
Prysmian SpA	1,275	31,730
Schneider Electric SE	3,370	226,183
		412,682
Electronics – 0.7%
Koninklijke Philips NV	5,669	170,888

Energy-Alternate Sources – 0.1%
Innogy SE (Acquired 08/01/16, Cost $32,487) (a)(b)	795	31,570

Engineering & Construction – 2.2%
Acciona SA	160	12,179
ACS Actividades de Construccion y Servicios SA	1,048	32,132
Aena SA (Acquired 08/01/16, Cost $57,600) (b)	400	58,730
Aeroports de Paris	178	17,979
Boskalis Westminster	489	15,779
Bouygues SA	1,200	39,131
Eiffage SA	447	33,093
Ferrovial SA	2,956	57,517
Fraport AG Frankfurt Airport Services Worldwide	229	13,592
HOCHTIEF AG	133	18,155
Vinci SA	2,895	209,684
		507,971

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Entertainment – 0.0% (c)
OPAP SA	1,307	$11,148

Food – 3.2%
Carrefour SA	3,433	90,050
Casino Guichard Perrachon SA	353	17,566
Colruyt SA	391	21,017
Danone SA	3,529	244,370
Distribuidora Internacional de Alimentacion SA	3,814	20,419
Glanbia PLC	1,083	17,667
Jeronimo Martins SGPS SA	1,524	26,216
Kerry Group PLC – Class A	904	65,635
Kesko OYJ – Class B	420	20,877
Koninklijke Ahold Delhaize NV	7,852	179,244
METRO AG	1,026	30,737
Parmalat SpA	1,956	5,166
Suedzucker AG	483	12,375
		751,339

Food Service – 0.3%
Sodexo SA	567	65,853

Forest Products & Paper – 0.5%
Stora Enso OYJ – Class R	3,568	33,743
UPM-Kymmene OYJ	3,303	76,869
		110,612

Healthcare-Products – 0.8%
Essilor International SA	1,237	139,051
QIAGEN NV (a)	1,402	34,329
Sartorius Stedim Biotech	149	10,048
		183,428

Healthcare-Services – 1.4%
BioMerieux	88	12,829
Eurofins Scientific SE	53	24,081
Fresenius Medical Care AG & Co. KGaA	1,324	107,859
Fresenius SE & Co KGaA	2,300	169,770
Orpea	261	21,729
		336,268

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Holding Companies-Diversified – 0.3%
Ackermans & van Haaren NV	154	$21,394
Bollore SA	6,089	20,053
Sofina SA	98	13,695
Wendel SA	189	21,743
		76,885

Home Furnishings – 0.2%
Rational AG	25	12,967
SEB SA	167	24,575
		37,542

Household Products/Wares – 0.4%
Henkel AG & Co. KGaA	726	79,936
Societe BIC SA	167	23,154
		103,090

Insurance – 6.2%
Aegon NV	11,809	50,920
Ageas	1,222	44,637
Allianz SE	2,827	440,676
Assicurazioni Generali SpA	7,827	101,129
AXA SA	11,960	269,607
CNP Assurances	1,023	17,727
Euler Hermes Group	98	8,504
Hannover Rueck SE	374	41,693
Mapfre SA	6,310	18,751
Muenchener Rueckversicherungs-
Gesellschaft AG – Class R	897	173,896
NN Group NV	2,071	62,406
Poste Italiane SpA
(Acquired 08/01/16, Cost $19,303) (b)	2,838	18,895
Sampo OYJ – Class A	2,921	133,937
SCOR SE	975	31,564
Talanx AG	234	7,263
UnipolSai SpA	6,548	12,507
Vienna Insurance Group AG
Wiener Versicherung Gruppe	238	4,695
		1,438,807

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Internet – 0.3%
Iliad SA	146	$30,628
United Internet AG	734	30,127
		60,755

Investment Companies – 0.3%
Corp. Financiera Alba SA	108	4,733
EXOR SpA	640	27,196
Groupe Bruxelles Lambert SA	482	41,462
		73,391

Iron/Steel – 0.7%
Acerinox SA	861	10,605
ArcelorMittal (a)	11,379	76,672
ThyssenKrupp AG	2,635	61,004
Voestalpine AG	706	24,979
		173,260

Lodging – 0.2%
Accor SA	1,090	41,383

Machinery-Diversified – 1.4%
Alstom SA (a)	952	25,573
ANDRITZ AG	446	23,329
CNH Industrial NV	5,695	44,262
GEA Group AG	1,100	42,535
KION Group AG	411	24,824
Kone OYJ – Class B	2,358	108,536
MAN SE	219	22,397
Metso OYJ	831	21,802
Zardoya Otis SA	1,168	9,860
		323,118

Media – 1.8%
Altice NV – Class A (a)	2,322	42,823
Altice NV – Class B (a)	746	13,885
Axel Springer SE	281	14,071
Lagardere SCA	712	18,133
Mediaset Espana Comunicacion SA	1,128	12,599
Mediaset SpA	4,657	13,312

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Media – 1.8% (Continued)
ProSiebenSat.1 Media SE	1,323	$57,019
RTL Group SA	240	18,811
SFR Group SA	571	15,382
Telenet Group Holding NV (a)	303	16,220
Vivendi SA	6,924	140,008
Wolters Kluwer NV	1,811	70,088
		432,351

Metal Fabricate/Hardware – 0.2%
Tenaris SA	2,932	41,456

Miscellaneous Manufacturing – 2.5%
Siemens AG	4,719	535,903
Wartsila OYJ Abp	967	41,824
		577,727

Oil & Gas – 5.3%
Enagas SA	1,408	40,418
Eni SpA	15,294	221,784
Galp Energia SGPS SA	2,969	40,251
Gas Natural SDG SA	1,909	37,669
Hellenic Petroleum SA (a)	436	1,996
Motor Oil Hellas Corinth Refineries SA	344	4,120
Neste OYJ	796	34,367
OMV AG	894	27,945
Repsol SA	6,803	95,329
Snam SpA	15,201	80,131
TOTAL SA	13,507	648,253
		1,232,263

Oil & Gas Services – 0.3%
Saipem SpA (a)	35,648	14,675
Technip SA	704	46,694
		61,369

Packaging & Containers – 0.1%
Huhtamaki OYJ	649	26,204

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Pharmaceuticals – 5.5%
Bayer AG	5,134	$508,863
Grifols SA	2,062	40,767
Ipsen SA	215	14,860
Merck KGaA	802	82,458
Orion OYJ – Class B	630	26,827
Recordati SpA	633	17,914
Sanofi	6,930	539,824
UCB SA	748	50,655
		1,282,168

Pipelines – 0.1%
Koninklijke Vopak NV	413	20,857

Private Equity – 0.1%
Eurazeo SA	260	14,964

Real Estate – 0.9%
Deutsche Wohnen AG – Class BR	2,091	68,219
LEG Immobilien AG	390	32,897
Vonovia SE	2,893	101,896
		203,012

Retail – 2.0%
FF Group (a)	212	5,078
Fielmann AG	156	10,820
GrandVision NV
(Acquired 08/01/16, Cost $8,603) (b)	316	7,238
HUGO BOSS AG	399	25,058
Industria de Diseno Textil SA	6,579	229,989
JUMBO SA	599	8,515
Kering	462	102,472
Luxottica Group SpA	1,106	55,060
Salvatore Ferragamo SpA	293	7,170
Zalando SE
(Acquired 08/01/16, Cost $24,506) (a)(b)	653	28,666
		480,066

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Semiconductors – 1.6%
ASML Holding NV	1,993	$211,125
Infineon Technologies AG	6,962	124,994
STMicroelectronics NV	3,850	36,770
		372,889

Software – 2.9%
Amadeus IT Holding SA	2,575	121,549
Dassault Systemes	786	62,245
SAP SE	5,549	488,777
		672,571

Telecommunications – 5.3%
Deutsche Telekom AG	20,191	329,036
Elisa OYJ	989	33,330
Eutelsat Communications SA	1,017	21,324
Hellenic Telecommunications Organization SA	1,509	13,832
Koninklijke KPN NV	19,284	62,893
Nokia OYJ	35,486	158,469
Orange SA	11,840	186,513
Proximus SADP	869	24,879
SES SA	2,220	51,056
Telecom Italia SpA (a)	62,193	53,970
Telecom Italia SpA – Savings Shares	37,414	26,532
Telefonica Deutschland Holding AG	4,248	16,466
Telefonica SA	26,586	270,252
Telekom Austria AG	495	2,844
		1,251,396

Transportation – 1.0%
bpost SA	621	16,521
Deutsche Post AG	5,903	182,932
Groupe Eurotunnel SE	2,856	26,746
		226,199

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.3% (Continued)

Water – 0.4%
Suez	2,008	$31,797
Veolia Environnement SA	2,892	63,113
		94,910
TOTAL COMMON STOCKS
(Cost $21,767,692)		22,030,869

EXCHANGE TRADED FUNDS – 2.5%

iShares MSCI Eurozone ETF	17,150	585,501
TOTAL EXCHANGE TRADED FUNDS
(Cost $583,125)		585,501

PREFERRED STOCKS – 1.9%

Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	338	25,657
Porsche Automobil Holding SE	951	51,285
Volkswagen AG	1,139	156,543
		233,485

Chemicals – 0.1%
FUCHS PETROLUB SE	432	19,313

Electric – 0.0% (c)
RWE AG	203	2,341

Electronics – 0.1%
Sartorius AG	232	18,228

Household Products/Wares – 0.6%
Henkel AG & Co. KGaA	1,077	138,209

Pharmaceuticals – 0.1%
Grifols SA – Class B	1,598	23,050
TOTAL PREFERRED STOCKS
(Cost $433,807)		434,626

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 1.1%

Fonciere Des Regions	227	$19,843
Gecina SA	248	36,154
ICADE	219	15,742
Klepierre	1,274	52,117
Unibail-Rodamco SE	611	145,548
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $304,988)		269,404

SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (d)	48,973	48,973
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,973)		48,973

TOTAL INVESTMENTS
(Cost $23,138,586) – 100.0%		23,369,373
Other Assets in Excess of Liabilities – 0.0% (c)		829
TOTAL NET ASSETS – 100.0%		$23,370,202
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $211,817.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of October 31, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.4%

Advertising – 0.4%
JCDecaux SA	50	$1,529
Publicis Groupe SA	130	8,919
		10,448

Aerospace/Defense – 2.1%
Airbus Group SE	380	22,588
Leonardo-Finmeccanica SpA (a)	262	3,192
MTU Aero Engines AG	34	3,549
Safran SA	195	13,407
Thales SA	70	6,591
Zodiac Aerospace	127	3,091
		52,418

Airlines – 0.2%
Deutsche Lufthansa AG	155	1,982
Ryanair Holdings PLC – ADR	35	2,628
		4,610

Apparel – 2.7%
adidas AG	136	22,305
Christian Dior SE	36	6,945
Hermes International	16	6,483
LVMH Moet Hennessy Louis Vuitton SE	175	31,803
		67,536

Auto Manufacturers – 3.6%
Bayerische Motoren Werke AG	223	19,430
Daimler AG	657	46,815
Ferrari NV	92	4,845
Fiat Chrysler Automobiles NV	602	4,408
Peugeot SA (a)	267	3,999
Renault SA	116	10,074
Volkswagen AG	20	2,986
		92,557

Auto Parts & Equipment – 1.7%
Cie Generale des Etablissements Michelin	128	13,859
Continental AG	72	13,796

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Auto Parts & Equipment – 1.7% (Continued)
Faurecia	42	$1,545
Hella KGaA Hueck & Co	22	839
Nokian Renkaat OYJ	92	3,087
Valeo SA	156	8,991
		42,117

Banks – 11.2%
ABN AMRO Group NV
(Acquired 12/14/15, Cost $3,057) (b)	145	3,347
Alpha Bank AE (a)	960	1,644
Banca Mediolanum SpA	180	1,245
Banco Bilbao Vizcaya Argentaria SA	4,375	31,592
Banco de Sabadell SA	3,213	4,300
Banco Popular Espanol SA	1,078	1,182
Banco Santander SA	9,912	48,714
Bank of Ireland (a)	18,915	4,049
Bankia SA	3,167	2,788
Bankinter SA	484	3,705
BNP Paribas SA	671	38,922
CaixaBank SA	1,760	5,327
Commerzbank AG	715	4,856
Credit Agricole SA	725	7,825
Deutsche Bank AG (a)	949	13,704
Erste Group Bank AG	197	6,187
ING Groep NV	2,656	34,973
Intesa Sanpaolo SpA	8,277	19,172
Intesa Sanpaolo SpA – Savings Shares	641	1,385
KBC Groep NV	193	11,761
Mediobanca SpA	377	2,762
National Bank of Greece SA (a)	3,852	791
Natixis SA	642	3,245
Piraeus Bank SA (a)	4,536	752
Raiffeisen Bank International AG (a)	78	1,278
Societe Generale SA	504	19,674
UniCredit SpA	3,364	8,346
Unione di Banche Italiane SpA	594	1,638
		285,164

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Beverages – 3.9%
Anheuser-Busch InBev SA/NV	549	$63,009
Davide Campari-Milano SpA	198	1,994
Heineken Holding NV	66	5,080
Heineken NV	150	12,358
Pernod Ricard SA	131	15,581
Remy Cointreau SA	16	1,298
		99,320

Building Materials – 1.0%
Cie de Saint-Gobain	314	13,941
HeidelbergCement AG	96	9,080
Imerys SA	24	1,669
		24,690

Chemicals – 6.3%
Air Liquide SA	235	23,909
Akzo Nobel NV	173	11,182
Arkema SA	48	4,551
BASF SE	647	57,033
Brenntag AG	106	5,666
Evonik Industries AG	86	2,687
FUCHS PETROLUB SE	24	949
K+S AG	127	2,569
Koninklijke DSM NV	118	7,588
LANXESS AG	62	3,970
Linde AG	131	21,614
OCI NV (a)	56	778
Solvay SA – Class A	48	5,509
Symrise AG	80	5,490
Umicore SA	74	4,499
Wacker Chemie AG	10	891
		158,885

Commercial Services – 1.5%
Abertis Infraestructuras SA	363	5,390
Atlantia SpA	328	8,033
Bureau Veritas SA	181	3,420
Edenred	138	3,197
Randstad Holding NV	72	3,708

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Commercial Services – 1.5% (Continued)
RELX NV	660	$11,139
Wirecard AG	76	3,605
		38,492

Computers – 1.0%
Atos SE	60	6,232
Capgemini SA	108	8,949
Gemalto NV	54	2,936
Ingenico Group SA	38	3,008
Teleperformance	38	4,016
		25,141

Cosmetics/Personal Care – 3.2%
Beiersdorf AG	68	5,987
L’Oreal SA	168	30,070
Unilever NV	1,092	45,768
		81,825

Distribution/Wholesale – 0.1%
Rexel SA	210	2,913

Diversified Financial Services – 0.4%
Deutsche Boerse AG	131	9,789

Electric – 4.2%
E.ON SE	1,315	9,631
EDP – Energias de Portugal SA	1,324	4,376
EDP Renovaveis SA	136	1,028
Electricite de France SA	174	1,950
Endesa SA	218	4,634
Enel SpA	5,346	23,005
Engie SA	978	14,102
Fortum OYJ	312	5,203
Iberdrola SA	3,786	25,805
Red Electrica Corp. SA	296	6,176
RWE AG (a)	339	5,381
Terna Rete Elettrica Nazionale SpA	1,001	4,903
Uniper SE (a)	131	1,744
		107,938

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Electrical Components & Equipment – 1.8%
Gamesa Corp Tecnologica SA	156	$3,609
Legrand SA	182	10,287
OSRAM Licht AG	58	3,289
Prysmian SpA	140	3,484
Schneider Electric SE	387	25,974
		46,643

Electronics – 0.8%
Koninklijke Philips NV	649	19,564

Engineering & Construction – 2.2%
Acciona SA	18	1,370
ACS Actividades de Construccion y Servicios SA	120	3,679
Aena SA (Acquired 12/14/15, Cost $5,082) (b)	44	6,460
Aeroports de Paris	20	2,020
Boskalis Westminster	54	1,743
Bouygues SA	125	4,076
Eiffage SA	44	3,257
Ferrovial SA	330	6,421
Fraport AG Frankfurt Airport Services Worldwide	24	1,425
HOCHTIEF AG	16	2,184
Vinci SA	327	23,685
		56,320

Entertainment – 0.0% (c)
OPAP SA	144	1,228

Food – 3.3%
Carrefour SA	373	9,784
Casino Guichard Perrachon SA	40	1,990
Colruyt SA	44	2,365
Danone SA	398	27,560
Distribuidora Internacional de Alimentacion SA	412	2,206
Glanbia PLC	118	1,922
Jeronimo Martins SGPS SA	168	2,890
Kerry Group PLC – Class A	100	7,261
Kesko OYJ – Class B	46	2,287
Koninklijke Ahold Delhaize NV	883	20,157

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Food – 3.3% (Continued)
METRO AG	112	$3,355
Parmalat SpA	217	573
Suedzucker AG	52	1,332
		83,682

Food Service – 0.3%
Sodexo SA	62	7,201

Forest Products & Paper – 0.5%
Stora Enso OYJ – Class R	395	3,735
UPM-Kymmene OYJ	373	8,681
		12,416

Healthcare-Products – 0.7%
Essilor International SA	136	15,288
QIAGEN NV (a)	151	3,697
		18,985

Healthcare-Services – 1.3%
BioMerieux	10	1,458
Fresenius Medical Care AG & Co. KGaA	146	11,894
Fresenius SE & Co KGaA	275	20,298
		33,650

Holding Companies-Diversified – 0.2%
Bollore SA	674	2,220
Wendel SA	20	2,301
		4,521

Home Furnishings – 0.1%
SEB SA	18	2,649

Household Products/Wares – 0.4%
Henkel AG & Co. KGaA	80	8,808
Societe BIC SA	18	2,496
		11,304

Insurance – 6.1%
Aegon NV	1,309	5,644
Ageas	142	5,187

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Insurance – 6.1% (Continued)
Allianz SE	313	$48,791
Assicurazioni Generali SpA	867	11,202
AXA SA	1,325	29,869
CNP Assurances	112	1,941
Euler Hermes Group	8	694
Hannover Rueck SE	40	4,459
Mapfre SA	699	2,077
Muenchener Rueckversicherungs-
Gesellschaft AG – Class R	98	18,999
NN Group NV	197	5,936
Sampo OYJ – Class A	323	14,811
SCOR SE	108	3,496
Talanx AG	26	807
UnipolSai SpA	713	1,362
Vienna Insurance Group AG
Wiener Versicherung Gruppe	26	513
		155,788

Internet – 0.3%
Iliad SA	16	3,356
United Internet AG	78	3,202
		6,558

Investment Companies – 0.3%
Corp. Financiera Alba SA	12	526
EXOR SpA	72	3,060
Groupe Bruxelles Lambert SA	52	4,473
		8,059

Iron/Steel – 0.8%
Acerinox SA	94	1,158
ArcelorMittal (a)	1,281	8,631
ThyssenKrupp AG	297	6,876
Voestalpine AG	78	2,760
		19,425

Lodging – 0.2%
Accor SA	118	4,480

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Machinery-Diversified – 1.4%
Alstom SA (a)	105	$2,821
ANDRITZ AG	50	2,615
CNH Industrial NV	643	4,998
GEA Group AG	120	4,640
KION Group AG	41	2,476
Kone OYJ – Class B	266	12,244
MAN SE	24	2,454
Metso OYJ	92	2,414
Zardoya Otis SA	121	1,021
		35,683

Media – 1.9%
Altice NV – Class A (a)	270	4,979
Altice NV – Class B (a)	82	1,526
Axel Springer SE	28	1,402
Lagardere SCA	74	1,885
Mediaset Espana Comunicacion SA	133	1,486
Mediaset SpA	526	1,504
ProSiebenSat.1 Media SE	143	6,163
Rizzoli Corriere Della Sera Mediagroup SpA (a)	42	44
RTL Group SA	26	2,038
SFR Group SA	62	1,670
Telenet Group Holding NV (a)	34	1,820
Vivendi SA	751	15,186
Wolters Kluwer NV	207	8,011
		47,714

Metal Fabricate/Hardware – 0.2%
Tenaris SA	331	4,680

Miscellaneous Manufacturing – 2.5%
Siemens AG	518	58,826
Wartsila OYJ Abp	104	4,498
		63,324

Oil & Gas – 5.3%
Enagas SA	159	4,564
Eni SpA	1,728	25,058

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Oil & Gas – 5.3% (Continued)
Galp Energia SGPS SA	335	$4,542
Gas Natural SDG SA	211	4,164
Neste OYJ	88	3,799
OMV AG	98	3,063
Repsol SA	744	10,426
Snam SpA	1,522	8,023
TOTAL SA	1,468	70,455
		134,094

Oil & Gas Services – 0.2%
Saipem SpA (a)	1,672	688
Technip SA	76	5,041
		5,729

Pharmaceuticals – 5.5%
Bayer AG	569	56,397
Grifols SA	228	4,508
Ipsen SA	24	1,659
Merck KGaA	88	9,048
Orion OYJ – Class B	70	2,981
Sanofi	761	59,279
UCB SA	80	5,417
		139,289

Pipelines – 0.1%
Koninklijke Vopak NV	46	2,323

Private Equity – 0.1%
Eurazeo SA	29	1,669

Real Estate – 0.9%
Deutsche Wohnen AG – Class BR	236	7,700
LEG Immobilien AG	43	3,627
Vonovia SE	327	11,517
		22,844

Retail – 2.0%
Fielmann AG	18	1,248
GrandVision NV
(Acquired 12/14/15, Cost $947) (b)	34	779

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Retail – 2.0% (Continued)
HUGO BOSS AG	44	$2,763
Industria de Diseno Textil SA	728	25,450
Kering	50	11,090
Luxottica Group SpA	118	5,874
Salvatore Ferragamo SpA	32	783
Zalando SE
(Acquired 12/14/15, Cost $2,760) (a)(b)	72	3,161
		51,148

Semiconductors – 1.7%
ASML Holding NV	227	24,047
Infineon Technologies AG	787	14,130
STMicroelectronics NV	426	4,062
		42,239

Software – 3.0%
Amadeus IT Holding SA	296	13,972
Dassault Systemes	84	6,652
SAP SE	627	55,229
		75,853

Telecommunications – 5.4%
Deutsche Telekom AG	2,178	35,493
Elisa OYJ	108	3,640
Eutelsat Communications SA	110	2,306
Hellenic Telecommunications Organization SA	166	1,522
Koninklijke KPN NV	2,180	7,110
Nokia OYJ	3,842	17,157
Orange SA	1,338	21,077
Proximus SADP	96	2,748
SES SA	204	4,692
Telecom Italia SpA (a)	6,717	5,829
Telecom Italia SpA – Savings Shares	4,143	2,938
Telefonica Deutschland Holding AG	471	1,826
Telefonica SA	2,913	29,611
Telekom Austria AG	54	310
		136,259

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Transportation – 1.0%
bpost SA	68	$1,809
Deutsche Post AG	667	20,670
Groupe Eurotunnel SE	322	3,016
		25,495

Water – 0.4%
Suez	222	3,515
Veolia Environnement SA	320	6,984
		10,499
TOTAL COMMON STOCKS
(Cost $2,398,424)		2,395,158

PREFERRED STOCKS – 1.8%

Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	38	2,885
Porsche Automobil Holding SE	104	5,608
Volkswagen AG	126	17,317
		25,810

Chemicals – 0.1%
FUCHS PETROLUB SE	48	2,146

Electric – 0.0% (c)
RWE AG	22	254

Household Products/Wares – 0.6%
Henkel AG & Co. KGaA	118	15,142

Pharmaceuticals – 0.1%
Grifols SA – Class B	176	2,539
TOTAL PREFERRED STOCKS
(Cost $43,328)		45,891

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 1.1%

Fonciere Des Regions	24	$2,098
Gecina SA	26	3,790
ICADE	24	1,725
Klepierre	140	5,727
Unibail-Rodamco SE	68	16,199
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $29,783)		29,539

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (d)	2,466	2,466
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,466)		2,466

TOTAL INVESTMENTS
(Cost $2,474,001) – 97.4%		2,473,054
Other Assets in Excess of Liabilities – 2.6%		65,123
TOTAL NET ASSETS – 100.0%		$2,538,177

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $13,747.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of October 31, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
October 31, 2016 (Unaudited)

		Amount of		Amount of
Forward	Currency	Currency	Currency	Currency	Unrealized
Expiration	to be	to be	to be	to be	Appreciation
Date	Received	Received	Delivered	Delivered	(Depreciation)
12/2/16	Euro	2,224,909	U.S. Dollars	2,441,192	$(4,409)
12/2/16	Euro	117,803	U.S. Dollars	129,254	(233)
11/2/16	Euro	2,297,613	U.S. Dollars	2,585,373	62,967
11/2/16	U.S. Dollars	81,839	Euro	72,704	(2,022)
11/2/16	U.S. Dollars	2,224,909	Euro	2,438,722	3,866
					$60,169
The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 95.0%

Australia – 5.4%
Amcor Ltd.	10,934	$122,267
BHP Billiton Ltd.	46,990	824,643
Caltex Australia Ltd.	2,593	60,615
Coca-Cola Amatil Ltd.	10,501	76,206
Tatts Group Ltd.	17,386	53,696
Telstra Corp. Ltd.	155,753	590,036
		1,727,463

Belgium – 1.8%
Anheuser-Busch InBev SA/NV	4,967	570,064

Finland – 1.6%
Fortum OYJ	18,972	316,356
Kone OYJ – Class B	4,578	210,720
		527,076

France – 6.2%
Cie de Saint-Gobain	4,556	202,280
Cie Generale des Etablissements Michelin	1,463	158,401
Engie SA	41,678	600,956
Orange SA	27,117	427,168
Sanofi	7,766	604,946
		1,993,751

Germany – 3.4%
E.ON SE	29,468	215,830
Evonik Industries AG	5,319	166,177
Siemens AG	5,900	670,020
Uniper SE (a)	2,945	39,199
		1,091,226

Hong Kong – 1.8%
Li & Fung Ltd.	189,709	93,441
NWS Holdings Ltd.	53,090	94,056
PCCW Ltd.	100,345	59,776
Power Assets Holdings Ltd.	20,502	192,845
Sun Art Retail Group Ltd.	96,027	67,728
Yue Yue Industrial Holdings Ltd.	17,678	67,357
		575,203

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.0% (Continued)

Israel – 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	60,206	$109,386

Italy – 0.6%
Atlantia SpA	8,033	196,735

Japan – 6.2%
Bridgestone Corp.	6,618	247,063
Canon, Inc.	12,515	360,044
FANUC Corp.	2,203	413,417
ITOCHU Corp.	13,529	171,386
JX Holdings, Inc.	22,135	87,784
Kawasaki Heavy Industries Ltd	14,575	42,667
Kubota Corp.	10,510	169,822
Mitsui & Co. Ltd.	21,054	292,712
NSK Ltd.	4,504	50,078
Seiko Epson Corp.	3,120	63,459
Sumitomo Metal Mining Co. Ltd.	5,444	70,574
		1,969,006

Luxembourg – 0.5%
Tenaris SA	10,955	154,894

Netherlands – 0.4%
Koninklijke KPN NV	35,653	116,280

New Zealand – 0.6%
Fletcher Building Ltd.	8,009	59,391
Meridian Energy Ltd.	33,764	62,052
Spark New Zealand Ltd.	29,419	76,997
		198,440

Norway – 1.1%
Telenor ASA	21,916	348,806

Singapore – 0.7%
Hutchison Port Holdings Trust – Class U	234,858	104,512
Singapore Press Holdings Ltd.	16,498	44,113
StarHub Ltd.	25,275	61,405
		210,030

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.0% (Continued)

South Korea – 2.7%
Korea Electric Power Corp.	9,277	$399,294
POSCO	863	178,747
SK Innovation Co. Ltd.	795	105,259
SK Telecom Co. Ltd.	885	172,862
		856,162

Spain – 3.0%
Endesa SA	15,773	335,303
Telefonica SA	62,249	632,774
		968,077

Sweden – 1.3%
Telefonaktiebolaget LM Ericsson – Class B	49,997	242,010
Telia Co. AB	43,301	173,067
		415,077

Switzerland – 7.3%
ABB Ltd.	21,292	438,944
Kuehne + Nagel International AG – Class R	1,176	159,486
Nestle SA	8,509	616,968
Novartis AG	7,890	561,322
Roche Holding AG	2,419	556,134
		2,332,854

Britain – 11.3%
British American Tobacco PLC	10,450	600,083
BT Group PLC	89,606	412,335
Centrica PLC	84,883	222,548
Diageo PLC	22,040	587,965
Imperial Brands PLC	11,109	537,848
Next PLC	1,220	71,917
Rio Tinto PLC	23,187	805,879
Sky PLC	17,073	170,941
WPP PLC	10,186	221,676
		3,631,192

United States – 38.8%
AbbVie, Inc.	9,920	553,338

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 95.0% (Continued)

United States – 38.8% (Continued)
Altria Group, Inc.	9,875	$652,935
AT&T, Inc.	16,445	605,012
Boeing Co.	5,062	720,981
Cisco Systems, Inc.	22,135	679,102
Cummins, Inc.	1,487	190,068
Eaton Corp. PLC	4,434	282,756
Emerson Electric Co.	6,237	316,091
Ford Motor Co.	48,917	574,286
HP, Inc.	20,458	296,436
Intel Corp.	20,392	711,069
International Business Machines Corp.	4,217	648,111
Las Vegas Sands Corp.	12,294	711,577
LyondellBasell Industries NV – Class A	4,484	356,702
Merck & Co., Inc.	11,384	668,468
Paychex, Inc.	2,881	159,031
Pfizer, Inc.	18,392	583,210
Philip Morris International, Inc.	6,377	614,998
Procter & Gamble Co.	7,819	678,689
QUALCOMM, Inc.	11,737	806,567
Target Corp.	5,182	356,159
Thomson Reuters Corp. (a)	6,451	254,231
Valero Energy Corp.	4,338	256,983
Verizon Communications, Inc.	12,663	609,090
Viacom, Inc. – Class B	3,767	141,488
		12,427,378

TOTAL COMMON STOCKS
(Cost $30,821,478)		30,419,100

EXCHANGE TRADED FUNDS – 0.7%

iShares MSCI EAFE ETF	2,720	157,270
SPDR S&P 500 ETF Trust	382	81,194
TOTAL EXCHANGE TRADED FUNDS
(Cost $238,445)		238,464

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 4.0%

Australia – 0.9%
Dexus Property Group	13,481	$91,679
Goodman Group	15,687	81,026
Vicinity Centres	57,645	125,851
		298,556

Singapore – 0.4%
Ascendas Real Estate Investment Trust	37,976	64,692
CapitaLand Mall Trust	42,509	63,248
		127,940

United States – 2.7%
HCP, Inc.	8,461	289,789
Ventas, Inc.	4,004	271,271
Welltower, Inc.	4,463	305,850
		866,910

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,389,807)		1,293,406

SHORT-TERM INVESTMENTS – 0.4%

Money Market Funds – 0.4%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.29% (b)	113,516	113,516
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,516)		113,516

TOTAL INVESTMENTS
(Cost $32,563,246) – 100.1%		32,064,486
Liabilities in Excess of Other Assets – (0.1)%		(47,167)
TOTAL NET ASSETS – 100.0%		$32,017,319

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2016.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2016 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$385,491,514	$181,298,209	$58,889,848
Cash	3,658	—	81
Interest and Dividends Receivable	365,654	119,184	2,692
Receivable for Fund Shares Sold	—	3,681,750	—
Total Assets	385,860,826	185,099,143	58,892,621
LIABILITIES
Due to Custodian	—	81	—
Management Fees Payable	197,956	91,456	32,808
Payable for Investment
Securities Purchased	—	3,678,091	81
Total Liabilities	197,956	3,769,628	32,889
NET ASSETS	$385,662,870	$181,329,515	$58,859,732
NET ASSETS CONSIST OF:
Paid-in Capital	$409,564,529	$178,735,363	$68,166,275
Undistributed Accumulated
Net Investment Income	3,120,471	1,143,702	69,476
Accumulated Net Realized Loss	(39,628,329)	(4,917,556)	(12,769,022)
Net Unrealized Appreciation on:
Investments in Securities	12,606,199	6,368,006	3,393,003
Net Assets	$385,662,870	$181,329,515	$58,859,732
* Identified Cost:
Investments in Securities	$372,885,315	$174,930,203	$55,496,845
Net Asset Value (unlimited
shares authorized):
Net Assets	$385,662,870	$181,329,515	$58,859,732
Shares Outstanding (No Par Value)	16,950,000	7,350,000	2,600,000
Net Asset Value, Offering and
Redemption Price per Share	$22.75	$24.67	$22.64

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2016 (Unaudited)

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global High
	European	European	Dividend
	Index ETF	Index ETF	ETF
ASSETS
Investments in Securities, at Value*	$23,369,373	$2,473,054	$32,064,486
Cash	48	—	—
Foreign Currency, at Value*	—	176	33
Interest and Dividends Receivable	13,742	6,179	63,232
Appreciation on Forward
Foreign Currency Contracts	—	66,833	—
Total Assets	23,383,163	2,546,242	32,127,751
LIABILITIES
Depreciation on Forward
Foreign Currency Contracts	—	6,664	—
Due to Custodian	—	7	—
Payable for Investment
Securities Purchased	48	—	94,735
Management Fees Payable	12,913	1,394	15,697
Total Liabilities	12,961	8,065	110,432
NET ASSETS	$23,370,202	$2,538,177	$32,017,319
NET ASSETS CONSIST OF:
Paid-in Capital	$24,886,734	$2,500,000	$32,448,724
Undistributed Accumulated
Net Investment Income (Loss)	(5,842)	1,423	103,586
Accumulated Net Realized Loss	(1,741,442)	(22,390)	(35,507)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	230,787	(947)	(498,760)
Foreign Currencies	(35)	(78)	(724)
Forwards	—	60,169	—
Net Assets	$23,370,202	$2,538,177	$32,017,319
* Identified Cost:
Investments in Securities	$23,138,585	$2,474,001	$32,563,246
Foreign Currencies	—	205	34
Net Asset Value (unlimited
shares authorized):
Net Assets	$23,370,202	$2,538,177	$32,017,319
Shares Outstanding (No Par Value)	1,000,000	100,000	1,200,000
Net Asset Value, Offering and
Redemption Price per Share	$23.37	$25.38	$26.68

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
Period Ended October 31, 2016 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $708, $559, and
$0, respectively)	$4,074,088	$1,712,209	$306,385
Interest	1,672	777	14,790
Total Investment Income	4,075,760	1,712,986	321,175
Expenses:
Management Fees	1,158,256	507,430	206,293
Total Expenses	1,158,256	507,430	206,293
Net Investment Income	2,917,504	1,205,556	114,882
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	265,755	(1,115,660)	(2,717,906)
In-Kind Redemptions	2,081,229	2,395,698	1,083,499
Total	2,346,984	1,280,038	(1,634,407)
Net Change in Unrealized
Appreciation of:
Investments Securities	9,546,507	2,646,924	4,495,862
Total	9,546,507	2,646,924	4,495,862
Net Realized and Unrealized
Gain on Investments	11,893,491	3,926,962	2,861,455
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$14,810,995	$5,132,518	$2,976,337

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
Period Ended October 31, 2016 (Unaudited)

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global High
	European	European	Dividend
	Index ETF	Index ETF	ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $13,359, $7,858
and $14,720, respectively)	$79,185	$47,881	$297,910
Interest	12,508	37	143
Total Investment Income	91,693	47,918	298,053
Expenses:
Management Fees	75,393	8,232	52,938
Total Expenses	75,393	8,232	52,938
Net Investment Income	16,300	39,686	245,115
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(2,016,399)	(8,298)	(170,203)
In-Kind Redemptions	19,192	—	133,782
Foreign Currencies	(154,072)	8,197	914
Forwards	—	(16,436)	—
Contribution from Settlement	409,837	—	—
Total	(1,741,442)	(16,537)	(35,507)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	228,287	(58,270)	(716,445)
Foreign Currencies	(35)	(196)	(842)
Forwards	—	60,169	—
Total	228,252	1,703	(717,287)
Net Realized and Unrealized
Loss on Investments	(1,513,190)	(14,834)	(752,794)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$(1,496,890)	$24,852	$(507,679)

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income	$2,917,504	$1,495,698
Net Realized Gain (Loss) on Investments	2,346,984	(37,810,412)
Net Change in Unrealized
Appreciation of Investments	9,546,507	3,059,692
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,810,995	(33,255,022)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(1,241,121)
Total Distributions to Shareholders	—	(1,241,121)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	30,742,265	506,407,660
Payments for Shares Redeemed	(25,338,660)	(106,463,260)
Transaction Fees (Note 1)	13	—
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	5,403,618	399,944,400
Net Increase in Net Assets	$20,214,613	$365,448,257

NET ASSETS
Beginning of Period	$365,448,257	$—
End of Period	$385,662,871	$365,448,257
Undistributed Accumulated
Net Investment Income	$3,120,471	$202,967

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,350,000	21,450,000
Redemptions	(1,100,000)	(4,750,000)
Net Increase	250,000	16,700,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income (Loss)	$1,205,556	$(163,132)
Net Realized Gain (Loss) on Investments	1,280,038	(5,153,025)
Net Change in Unrealized
Appreciation of Investments	2,646,924	3,721,082
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,132,518	(1,595,075)

DISTRIBUTIONS TO SHAREHOLDERS
From Return of Capital	—	(74,493)
Total Distributions to Shareholders	—	(74,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	37,581,645	183,982,620
Payments for Shares Redeemed	(11,193,140)	(32,504,560)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	26,388,505	151,478,060
Net Increase in Net Assets	$31,521,023	$149,808,492

NET ASSETS
Beginning of Period	$149,808,492	$—
End of Period	$181,329,515	$149,808,492
Undistributed Accumulated
Net Investment Income (Loss)	$1,143,702	$(61,854)

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,500,000	7,700,000
Redemptions	(450,000)	(1,400,000)
Net Increase	1,050,000	6,300,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income	$114,882	$88,687
Net Realized Loss on Investments	(1,634,407)	(9,041,314)
Net Change in Unrealized
Appreciation (Depreciation) of Investments	4,495,862	(1,102,859)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,976,337	(10,055,486)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	—	(134,474)
Total Distributions to Shareholders	—	(134,474)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	14,912,160	127,574,780
Payments for Shares Redeemed	(28,717,610)	(47,695,975)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions (a)	(13,805,450)	79,878,805
Net Increase (Decrease) in Net Assets	$(10,829,113)	$69,688,845

NET ASSETS
Beginning of Period	$69,688,845	$—
End of Period	$58,859,732	$69,688,845
Undistributed Accumulated
Net Investment Income (Loss)	$69,476	$(45,406)

(a) Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	700,000	5,350,000
Redemptions	(1,350,000)	(2,100,000)
Net Increase (Decrease)	(650,000)	3,250,000

*	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income (Loss)	$16,300	$(23,967)
Net Realized Gain (Loss) on Investments	(1,741,442)	509
Net Change in Unrealized
Appreciation of Investments	228,252	2,500
Net Decrease in Net Assets
Resulting from Operations	(1,496,890)	(20,958)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,819,440	22,491,360
Payments for Shares Redeemed	(3,422,750)	—
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	2,396,690	22,491,360
Net Increase in Net Assets	$899,800	$22,470,402

NET ASSETS
Beginning of Period	$22,470,402	$—
End of Period	$23,370,202	$22,470,402
Undistributed Accumulated
Net Investment Loss	$(5,842)	$(22,142)

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	250,000	900,000
Redemptions	(150,000)	—
Net Increase	100,000	900,000
*	Funds commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income	$39,686	$18,157
Net Realized Gain (Loss) on Investments	(16,537)	24,978
Net Change in Unrealized
Appreciation of Investments	1,703	57,441
Net Increase in Net Assets
Resulting from Operations	24,852	100,576

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(87,251)	—
Total Distributions to Shareholders	(87,251)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	2,500,000
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	—	2,500,000
Net Increase (Decrease) in Net Assets	$(62,399)	$2,600,576

NET ASSETS
Beginning of Period	$2,600,576	$—
End of Period	$2,538,177	$2,600,576
Undistributed Accumulated
Net Investment Income	$1,423	$48,988

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	—	100,000
Net Increase	—	100,000

*	Funds commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	October 31, 2016	Period Ended
	(Unaudited)	April 30, 2016*
OPERATIONS
Net Investment Income	$245,115	$25,759
Net Realized Loss on Investments	(35,507)	(391)
Net Change in Unrealized
Appreciation (Depreciation) of Investments	(717,287)	217,803
Net Increase (Decrease) in Net Assets
Resulting from Operations	(507,679)	243,171

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(166,897)	—
Total Distributions to Shareholders	(166,897)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,875,580	5,188,490
Payments for Shares Redeemed	(2,623,640)	—
Transaction Fees (Note 1)	8,179	115
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	27,260,119	5,188,605
Net Increase in Net Assets	$26,585,543	$5,431,776

NET ASSETS
Beginning of Period	$5,431,776	$—
End of Period	$32,017,319	$5,431,776
Undistributed Accumulated
Net Investment Income	$103,586	$25,368

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	1,100,000	200,000
Redemptions	(100,000)	—
Net Increase	1,000,000	200,000

*	Fund commenced operations on February 22, 2016. The information presented is from February 22, 2016 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$21.88		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.17		0.13
Net Realized and Unrealized
Gain (Loss) on Investments	0.70		(3.15)
Total from Investment Operations	0.87		(3.02)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.10)
Total Distributions	—		(0.10)
Net Asset Value, End of Period	$22.75		$21.88
Total Return	3.98	%(3)	-12.10	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$385,663		$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60	%(4)
Net Investment Income to Average Net Assets	1.51	%(4)	0.62	%(4)
Portfolio Turnover Rate(5)	3	%(3)	317	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$23.78		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.18		(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	0.71		(1.16)
Total from Investment Operations	0.89		(1.20)

LESS DISTRIBUTIONS:
Distributions from Return of Capital	—		(0.02)
Total Distributions	—		(0.02)
Net Asset Value, End of Period	$24.67		$23.78
Total Return	3.75	%(3)	-4.82	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$181,330		$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60	%(4)
Net Investment Income to Average Net Assets	1.43	%(4)	-0.17	%(4)
Portfolio Turnover Rate(5)	13	%(3)	379	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$21.44		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.04		0.04
Net Realized and Unrealized
Gain (Loss) on Investments	1.16		(3.55)
Total from Investment Operations	1.20		(3.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.05)
Total Distributions	—		(0.05)
Net Asset Value, End of Period	$22.64		$21.44
Total Return	5.58	%(3)	-14.04	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$58,860		$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)	0.65	%(4)
Net Investment Income to Average Net Assets	0.36	%(4)	0.18	%(4)
Portfolio Turnover Rate(5)	134	%(3)	295	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$24.97		$25.00

LOSS FROM INVESTMENT OPERATIONS:
Net Investment Gain (Loss)(2)	0.02		(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	(1.62	)(3)	0.01
Total from Investment Operations	(1.60)		(0.03)
Net Asset Value, End of Period	$23.37		$24.97
Total Return	-6.40	%(4)(5)	-0.13	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$23,370		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(6)	0.65	%(6)
Net Investment Income to Average Net Assets	0.14	%(6)	-0.39	%(6)
Portfolio Turnover Rate(7)	234	%(4)	0	%(4)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Includes $0.42 gain derived from contribution from a settlement. See Note 6.
(4)	Not annualized.
(5)	Before the contribution from a settlement, the total return for the year would have been -8.08%. See Note 6.
(6)	Annualized.
(7)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Autopilot Hedged European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$26.01		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.40		0.18
Net Realized and Unrealized
Gain (Loss) on Investments	(0.16)		0.83
Total from Investment Operations	0.24		1.01

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.87)		—
Total Distributions	(0.87)		—
Net Asset Value, End of Period	$25.38		$26.01
Total Return	1.15	%(3)	4.03	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,538		$2,601

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)	0.65	%(4)
Net Investment Income to Average Net Assets	3.13	%(4)	1.96	%(4)
Portfolio Turnover Rate(5)	2	%(3)	3	%(3)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global High Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016		Period Ended
	(Unaudited)		April 30, 2016(1)
Net Asset Value, Beginning of Period	$27.16		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.38		0.23
Net Realized and Unrealized
Gain (Loss) on Investments	(0.57)		1.93
Total from Investment Operations	(0.19)		2.16

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.29)		—
Total Distributions	(0.29)		—
Net Asset Value, End of Period	$26.68		$27.16
Total Return	-0.66	%(3)	8.64	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$32,017		$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60	%(4)
Net Investment Income to Average Net Assets	2.78	%(4)	4.63	%(4)
Portfolio Turnover Rate(5)	20	%(3)	0	%(3)

(1)	Commencement of operations on February 22, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF, and Pacer Global High Dividend ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fee and expenses, of the Pacer Wilshire US Large-Cap Trendpilot Index, the Pacer Wilshire US Mid-Cap Trendpilot Index, the Pacer NASDAQ-100 Trendpilot Index, the Pacer Trendpilot European Index, the Pacer Autopilot Hedged European Index, and the Pacer Global Cash Cows Dividend 100 Index, respectively. Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, and Pacer Trendpilot™ 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot™ European Index ETF and Pacer Autopilot Hedged European Index ETF commenced operations on December 14, 2015. Pacer Global High Dividend ETF commenced operations on February 22, 2016. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

Creation Units. Pacer Trendpilot™ 750 ETF charges $1,000, Pacer Trendpilot™ 450 ETF charges $750, Pacer Trendpilot™ 100 ETF charges $250, Pacer Autopilot Hedged European Index ETF charges $5,000, and Pacer Global High Dividend ETF charges $1,750 for the standard fixed creation fee. For the Pacer Trendpilot™ European Index ETF, the standard fixed creation transaction fee is $5,000 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with the procedures adopted by the Board of Trustees (the “Board”). The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2016:

Pacer Trendpilot™ 750 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$368,150,622	$—	$—	$368,150,622
Exchange Traded Funds	1,486,147	—	—	1,486,147
Investment Companies	184,760	—	—	184,760
Real Estate
Investment Trusts	15,136,379	—	—	15,136,379
Short-Term Investments	533,606	—	—	533,606
Total Investments
in Securities	$385,491,514	$—	$—	$385,491,514

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot™ 450 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$150,423,650	$—	$—	$150,423,650
Exchange Traded Funds	1,734,655	—	—	1,734,655
Investment Companies	1,260,353	—	—	1,260,353
Real Estate
Investment Trusts	27,225,104	—	—	27,225,104
Short-Term Investments	654,447	—	—	654,447
Total Investments
in Securities	$181,298,209	$—	$—	$181,298,209

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot™ 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,844,618	$—	$—	$58,844,618
Short-Term Investments	45,230	—	—	45,230
Total Investments
in Securities	$58,889,848	$—	$—	$58,889,848

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

Pacer Trendpilot™ European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,030,869	$—	$—	$22,030,869
Exchange Traded Funds	585,501	—	—	585,501
Preferred Stocks	434,626	—	—	434,626
Real Estate
Investment Trusts	269,404	—	—	269,404
Short-Term Investments	48,973	—	—	48,973
Total Investments
in Securities	$23,369,373	$—	$—	$23,369,373

^ See Schedule of Investments for sector breakouts.

Pacer Autopilot Hedged European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,395,158	$—	$—	$2,395,158
Preferred Stocks	45,891	—	—	45,891
Real Estate
Investment Trusts	29,539	—	—	29,539
Short-Term Investments	2,466	—	—	2,466
Total	$2,473,054	$—	$—	$2,473,054

^ See Schedule of Investments for sector breakouts.

Other Financial Instruments*
Forward
Currency Contracts	$60,169	$—	$—	$60,169
Total	$60,169	$—	$—	$60,169

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Pacer Global High Dividend ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,419,100	$—	$—	$30,419,100
Exchange Traded Funds	238,464	—	—	238,464
Real Estate
Investment Trusts	1,293,406	—	—	1,293,406
Short-Term Investments	113,516	—	—	113,516
Total Investments
in Securities	$32,064,486	$—	$—	$32,064,486

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2016, the Funds recognized no transfers to or from Levels 1, 2, or 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the BATS is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended April 30, 2016, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Pacer Trendpilot™ 750 ETF	$(51,610)	$(4,164,901)	$4,216,511
Pacer Trendpilot™ 450 ETF	175,771	(1,044,569)	868,798
Pacer Trendpilot™ 100 ETF	381	(2,093,301)	2,092,920
Pacer Trendpilot™
European Index ETF	1,825	(509)	(1,316)
Pacer Autopilot Hedged
European Index ETF	30,381	(30,381)	—
Pacer Global High Dividend ETF	(391)	391	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

During the fiscal period ended April 30, 2016, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Pacer Trendpilot™ 750 ETF	$4,216,158
Pacer Trendpilot™ 450 ETF	$1,054,383
Pacer Trendpilot™ 100 ETF	$2,093,301
Pacer Trendpilot™ European Index ETF	$—
Pacer Autopilot Hedged European Index ETF	$—
Pacer Global High Dividend ETF	$—

NOTE 3 – DERIVATIVE TRANSACTIONS

A.
Currency Transactions. The Funds may enter into foreign currency forward and foreign currency futures contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Pacer Autopilot Hedged European Index ETF

The Fund enter into foreign currency forward contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.  Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.

Statement of Assets & Liabilities – Values of Derivative Instruments as of October 31, 2016

Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation of Forward
Forward Currency Contracts	Foreign Currency Contracts	$69,169

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2016:

Change in
		Amount of	Unrealized
		Realized Loss	Appreciation
Derivatives	Type of Risk	on Derivatives	on Derivatives
Forward Currency Contracts	Foreign Exchange	$(16,436)	$60,169

The average monthly notional amount of long and short forward currency contracts during the period ended October 31, 2016, was $2,972,755 and $(433,733), respectively.

Derivative Risks

The risks of using various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Offsetting Assets & Liabilities

The Fund recently adopted guidance requiring entities to present gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. Note that for financial reporting purposes, the Fund does not offset certain derivative financial instrument’s payables and receivables and related collateral on the Statement of Assets and Liabilities.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

Gross Amounts not
offset in the Statement
Assets				of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
	Gross	Offset	Presented
	Amounts	in the	in the
	of	Statement	Statement
Description/	Recognized	of Assets and	of Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount

Pacer Autopilot Hedged European Index ETF

Futures
Citigroup
Global Markets	$66,833	$—	$66,833	$(6,664)	$—	$60,169

Gross Amounts not
offset in the Statement
Liabilities				of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
	Gross	Offset	Presented
	Amounts	in the	in the
	of	Statement	Statement
Description/	Recognized	of Assets and	of Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount

Pacer Autopilot Hedged European Index ETF

Futures
Citigroup
Global Markets	$6,664	$—	$6,664	$(6,664)	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization.  Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot™

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

750 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 450 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 100 ETF pays the Adviser 0.65%, Pacer Trendpilot™ European ETF pays the Adviser 0.65%, Pacer Autopilot Hedged European ETF pays the Adviser 0.65%, and Pacer Global High Dividend ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the period ended October 31, 2016.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 5 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

NOTE 6 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2016, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$17,542,060	$11,136,544
Pacer Trendpilot™ 450 ETF	26,978,768	22,340,075
Pacer Trendpilot™ 100 ETF	71,735,590	70,579,381
Pacer Trendpilot™ European Index ETF	46,889,063	23,390,304
Pacer Autopilot Hedged European Index ETF	56,022	99,251
Pacer Global High Dividend ETF	8,352,734	3,633,251

For the period ended October 31, 2016, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$30,616,226	$25,286,923
Pacer Trendpilot™ 450 ETF	37,473,305	11,568,313
Pacer Trendpilot™ 100 ETF	13,755,312	28,591,837
Pacer Trendpilot™ European Index ETF	2,284,331	1,140,482
Pacer Autopilot Hedged European Index ETF	—	—
Pacer Global High Dividend ETF	25,140,189	2,584,537

For the period ended October 31, 2016, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

During the period ended October 31, 2016, Pacer Trendpilot™ European Index ETF accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

NOTE 7 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2016 were as follows:

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
Tax cost of investments	$362,195,479	$146,068,787	$70,818,340
Gross tax unrealized appreciation	10,389,030	5,861,592	1,702,161
Gross tax unrealized depreciation	(7,329,338)	(2,140,510)	(2,805,318)
Net tax unrealized
appreciation (depreciation)	3,059,692	3,721,082	(1,103,157)
Undistributed ordinary income	202,967	—	—
Undistributed long-term gain	—	—	—
Total distributable earnings	202,967	—	—
Other accumulated (loss)	(41,975,313)	(6,259,448)	(11,179,723)
Total accumulated gain (loss)	$(38,712,654)	$(2,538,366)	$(12,282,880)

		Pacer
	Pacer	Autopilot	Pacer
	Trendpilot™	Hedged	Global
	European	European	High
	Index ETF	Index ETF	Dividend ETF
Tax cost of investments	$21,230,213	$2,536,924	$5,226,059
Gross tax unrealized appreciation	2,500	134,613	272,964
Gross tax unrealized depreciation	—	(77,963)	(57,365)
Net tax unrealized
appreciation (depreciation)	2,500	56,650	215,599
Undistributed ordinary income	—	49,414	27,454
Undistributed long-term gain	—	—	—
Total distributable earnings	—	49,414	27,454
Other accumulated (loss)	(22,142)	(5,488)	118
Total accumulated gain (loss)	$(19,642)	$100,576	$243,171

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law,

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2016, the following Funds deferred, on a tax basis, post-October and Later Year losses of:

	Post October Loss	Ordinary Late
	Deferral Capital	Year Loss Deferral
Pacer Trendpilot™ 750 ETF	$28,975,080	$—
Pacer Trendpilot™ 450 ETF	43,045	61,854
Pacer Trendpilot™ 100 ETF	10,301,256	45,406
Pacer Trendpilot™ European Index ETF	—	22,142
Pacer Autopilot Hedged European Index ETF	—	—
Pacer Global High Dividend ETF	—	—

At April 30, 2016, the Funds had the following capital loss carryforwards:

	Amount	Expires
Pacer Trendpilot™ 750 ETF	$12,999,527	Indefinite
Pacer Trendpilot™ 450 ETF	6,154,549	Indefinite
Pacer Trendpilot™ 100 ETF	833,061	Indefinite
Pacer Trendpilot™ European Index ETF	—	Indefinite
Pacer Autopilot Hedged European Index ETF	5,606	Indefinite
Pacer Global High Dividend ETF	—	Indefinite

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended April 30, 2016 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot™ 750 ETF	$1,241,121	$—	$—
Pacer Trendpilot™ 450 ETF	—	—	74,493
Pacer Trendpilot™ 100 ETF	134,474	—	—
Pacer Trendpilot™ European Index ETF	—	—	—
Pacer Autopilot Hedged European Index ETF	—	—	—
Pacer Global High Dividend ETF	—	—	—

NOTE 9 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

On December 19, 2016, the Adviser launched a new Fund in the Pacer Funds Trust, Pacer US Cash Cows 100 ETF.

After careful consideration, the Board of Trustees of Pacer Funds Trust determined to close and liquidate the Pacer Autopilot Hedged European Index ETF (the “Fund”). On December 23, 2016, the Fund liquidated its assets and distributed cash pro rata to all remaining shareholders.  Once the distributions were complete, the Fund terminated.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended April 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended April 30, 2016 was as follows:

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot™ 750 ETF	0.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	0.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Autopilot Hedged European ETF	0.00%
Pacer Global High Dividend ETF	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 16 Industrial Blvd., Suite 201, Paoli, PA 19301.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years

Interested Trustee

Joe M. Thomson	Trustee,	Indefinite	Founder/President at	8	Director, First
Born: 1944	Chairman,	Term;	Pacer Advisors, Inc.		Cornerstone
	President	since	(since 2005); President		Bank
	and Principal	2014	and Chief Compliance		(2000-2016)
	Executive		Officer, Pacer Financial,
	Officer		Inc. (since 2005)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years

Independent Trustees

Deborah G. Wolk	Lead	Indefinite	Self-employed providing	8	None
Born: 1950	Independent	Term;	accounting services and
	Trustee	since	computer modeling
		2015	(since 1997)

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	8	None
Newman, Sr.		Term;	Newman Wine &
Born: 1962		since	Spirits (since 2007)
2015

Officers who are not Trustees:

Sean E. O’Hara	Treasurer	Indefinite	Director, Index Design	N/A	None
Born: 1962	and Principal	Term;	Group (since 2015);
	Financial	since	Director, Pacer Financial,
	Officer	2014	Inc. (since 2007);
Director, Pacer Advisors,
Inc. (since 2007)

Bruce Kavanaugh	Secretary	Indefinite	Vice President, Pacer	N/A	None
Born: 1964		Term;	Advisors, Inc. (since 2004),
		since	Vice President, Pacer
		2016	Financial , Inc. (since 2004)

Robert Amweg	Chief	Indefinite	Compliance Director,	N/A	None
Gateway Corporate	Compliance	Term;	Vigilant Compliance, LLC
Center, Suite 216	Officer and	since	(an investment management
223 Wilmington	AML Officer	2015	services company) (since
West Chester Pike			2013); Consultant to the
Chadds Ford, PA			financial services industry
19317			(since 2012); and Chief
Born: 1953			Financial Officer and
Chief Accounting Officer,
Turner Investments, LP
(2007-2012)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

 (This Page Intentionally Left Blank.)

Advisor
Pacer Advisors, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Index Provider
Index Design Group, LLC
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

PACER	PACER	PACER	PACER TRENDPILOT™	PACER AUTOPILOT	PACER GLOBAL
TRENDPILOT™	TRENDPILOT™	TRENDPILOT™	EUROPEAN INDEX	HEDGED EUROPEAN	HIGH DIVIDEND
750 ETF	450 ETF	100 ETF	ETF	INDEX ETF	ETF

PTLC	PTMC	PTNQ	PTEU	PAEU	PGHD

CUSIP	CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303	69374H808	69374H501	69374H709

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)  /s/ Joe M. Thomson
     Joe M. Thomson, President (Principal Executive Officer)

Date  December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joe M. Thomson
     Joe M. Thomson, President (Principal Executive Officer)

Date   December 22, 2016

By (Signature and Title)  /s/ Sean E. O'Hara
    Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date   December 22, 2016

* Print the name and title of each signing officer under his or her signature.